       As filed with Securities and Exchange Commission on July 17, 2007.

                                                     File Nos. 2-87775, 811-4815

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [X]
                         Pre-Effective Amendment No. [__]
                        Post-Effective Amendment No. [38]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [40]

                                   ----------

                                Ultra Series Fund
                                2000 Heritage Way
                               Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
               (Exact Name of Registrant as Specified in Charter)

                             Steve Suleski, Esquire
                       CUNA Mutual Life Insurance Company
                                CUNA Mutual Group
                                2000 Heritage Way
                               Waverly, Iowa 50677
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

             Approximate Date of Proposed Public Offering: [_____]

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (a)

[ ]  on (date) pursuant to paragraph (a)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[x]  on (October 1, 2007) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ULTRA SERIES FUND

PROSPECTUS                                                       OCTOBER 1, 2007

                           Target Retirement 2020 Fund
                           Target Retirement 2030 Fund
                           Target Retirement 2040 Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                       This page left intentionally blank.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS
   Introduction..........................................................     4
   Target Retirement 2020 Fund...........................................     5
   Target Retirement 2030 Fund...........................................     7
   Target Retirement 2040 Fund...........................................     9
   Expenses..............................................................    11

THE SHARES
   Offer.................................................................    13
   Purchase and Redemption...............................................    13
   Frequent Trading......................................................    14
   Dividends.............................................................    15
   Pricing of Fund Shares................................................    15
   Taxes.................................................................    16

MORE ABOUT ULTRA SERIES FUND
   Investment Adviser....................................................    16
   Portfolio Management..................................................    17
   Inquiries.............................................................    17
   Financial Highlights..................................................    17

This prospectus covers the Target Retirement 2020 Fund, Target Retirement 2030 Fund and Target Retirement 2040 Fund (collectively, the "Target Retirement Funds") of the Ultra Series Fund (the "Trust"). Information about the other funds in the Trust can be found in a separate prospectus dated May 1, 2007. Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. These funds may not achieve their objectives.

          INTRODUCTION TO THE ULTRA SERIES FUND TARGET RETIREMENT FUNDS

This prospectus describes the Ultra Series Fund Target Retirement Funds (the "Target Retirement Funds"). Each Target Retirement Fund is designed for investors who plan to retire close to the year indicated in the fund's name.

Each Target Retirement Fund invests primarily in shares of other registered investment companies, referred to as the "underlying funds." Each Target Retirement Fund invests in the underlying funds according to an asset allocation strategy developed by MEMBERS Capital Advisers ("MCA"), the Target Retirement Funds' investment adviser, for investors planning to retire on or near years of the target retirement date. Over time, each Target Retirement Fund's asset allocation will become more conservative until it reaches approximately 15 to 30% in stock funds and 70 to 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

On a periodic basis, MCA will evaluate and sometimes revise each Target Retirement Fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. MCA will also monitor the underlying funds on an ongoing basis and may increase or decrease a Target Retirement Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the Target Retirement Funds invest may include underlying funds advised by MCA (the "affiliated underlying funds") or unaffiliated underlying funds, including Exchange Traded Funds ("ETFs"). Generally, MCA will not invest more than 50% of a Target Retirement Fund's net assets, at the time of purchase, in affiliated underlying funds.

Additionally, each Target Retirement Fund, as an alternative to investing in a particular underlying fund or class of funds, may invest in financial futures contracts or other derivative securities or contracts to obtain exposure to the same or very similar markets that the underlying fund(s) invest in. These types of investments are described in more detail in the SAI.

The following graph illustrates MCA's current asset allocation plan for the funds as they move closer to their target date. MCA will continually monitor the funds and make changes that benefit shareholders. Therefore, MCA's expectations for how the fund's asset allocations will change over time may be revised in the future. Shareholders will be notified of any future changes.

[INSERT GRAPHIC ILLUSTRATION]

                           TARGET RETIREMENT 2020 FUND

INVESTMENT OBJECTIVE - What is this fund's goal?

The TARGET RETIREMENT 2020 FUND seeks to provide capital appreciation and current income consistent with its current asset allocation.

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest in this fund if you:

- Are seeking a reasonable level of income and long-term growth of capital and income

- Are seeking a way to achieve a broadly diversified holding of stocks and bonds that will gradually become less volatile over the target period.

-    Are seeking to retire around the year 2020.

You should not invest in this fund if you:

-    Are unwilling to accept significant fluctuations in share price.

-    Are seeking maximum long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Target Retirement 2020 Fund invests primarily in shares of underlying funds. The fund invests in the underlying funds according to an asset allocation strategy developed by MCA for investors planning to retire in or within a few years of 2020. Over time, the fund's asset allocation will become more conservative until it reaches approximately 15 to 30% in stock funds and 70 to 85% in bond funds.

Although the actual allocations may vary, the funds current asset allocation among the underlying funds is approximately:

 5%   money market funds;
25%   bond funds;
10%   high income funds;
40%   U.S. stock funds;
15%   international stock and bond funds;
 5%   other funds.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

The fund is a "fund of funds," meaning that it invests primarily in underlying funds. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is subject to both the risks of investing in EQUITY SECURITIES and the risks of investing in DEBT SECURITIES.

In general, the values of EQUITY SECURITIES fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the EQUITY SECURITIES that an underlying fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock's price. This is known as MARKET RISK. U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets exhibit fewer clear trends and tend to reflect unpredictable local economic and financial conditions. EQUITY SECURITIES are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value. Therefore, the value of an investment in those underlying funds that hold equity securities may increase or decrease. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the securities of larger companies.

In general, DEBT SECURITIES and other income-bearing securities are subject to the risk of INCOME VOLATILITY, INTEREST RATE RISK (a type of market risk), and CREDIT RISK (a type of financial risk). Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. CREDIT RISK relates to the ability of an issuer of a debt security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing an underlying fund to lose its investment in the security.

                           TARGET RETIREMENT 2020 FUND

PRINCIPAL RISKS (continued from previous page)

In general, INTEREST RATE RISK is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when prevailing interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    FOREIGN SECURITIES

     -    MORTGAGE-BACKED SECURITIES

Issuers of NON-INVESTMENT GRADE SECURITIES are typically in weak financial health and their ability to pay principal and interest is uncertain. FOREIGN SECURITIES have additional risks associated with fluctuations in currency exchange rates, different accounting standards, potential economic and political instability and less stringent securities regulation. Mortgage-backed securities are subject to PREPAYMENT/EXTENSION RISK, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments typically reducing the fund's return.. These risks are more fully explained in the SAI.

To the extent the fund invests in financial futures contracts or other derivative securities or contracts, it is subject to HEDGING RISK, CORRELATION RISK, LIQUIDITY RISK, and, in some cases, LEVERAGE RISK.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE TARGET RETIREMENT 2020 FUND PERFORMED?

Calendar year total returns for the fund are not available because the fund is new. Year-to-year returns will be made available once the fund has been in operations for at least one calendar year.

                           TARGET RETIREMENT 2030 FUND

INVESTMENT OBJECTIVE - What is this fund's goal?

The TARGET RETIREMENT 2030 FUND seeks to provide capital appreciation and current income consistent with its current asset allocation.

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest in this fund if you:

- Are seeking a reasonable level of income and long-term growth of capital and income

- Are seeking a way to achieve a broadly diversified holding of stocks and bonds that will gradually become less volatile over the target period.

-    Are seeking to retire around the year 2030.

You should not invest in this fund if you:

-    Are unwilling to accept significant fluctuations in share price.

-    Are seeking maximum long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Target Retirement 2030 Fund invests primarily in shares of underlying funds. The fund invests in the underlying funds according to an asset allocation strategy developed by MCA for investors planning to retire in or within a few years of 2030. Over time, the fund's asset allocation will become more conservative until it reaches approximately 15 to 30% in stock funds and 70 to 85% in bond funds.

Although the actual allocations may vary, the funds current asset allocation among the underlying funds is approximately:

 5%   money market funds;
15%   bond funds;
10%   high income funds;
45%   U.S. stock funds;
20%   international stock and bond funds;
5%    other funds.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

The fund is a "fund of funds," meaning that it invests primarily in underlying funds. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is subject to both the risks of investing in EQUITY SECURITIES and the risks of investing in DEBT SECURITIES.

In general, the values of EQUITY SECURITIES fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the EQUITY SECURITIES that an underlying fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock's price. This is known as MARKET RISK. U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets exhibit fewer clear trends and tend to reflect unpredictable local economic and financial conditions. EQUITY SECURITIES are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value. Therefore, the value of an investment in those underlying funds that hold equity securities may increase or decrease. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the securities of larger companies.

In general, DEBT SECURITIES and other income-bearing securities are subject to the risk of INCOME VOLATILITY, INTEREST RATE RISK (a type of market risk), and CREDIT RISK (a type of financial risk). Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. CREDIT RISK relates to the ability of an issuer of a debt security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing an underlying fund to lose its investment in the security.

                           TARGET RETIREMENT 2030 FUND

PRINCIPAL RISKS (continued from previous page)

In general, INTEREST RATE RISK is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when prevailing interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    FOREIGN SECURITIES

     -    MORTGAGE-BACKED SECURITIES

Issuers of NON-INVESTMENT GRADE SECURITIES are typically in weak financial health and their ability to pay principal and interest is uncertain. FOREIGN SECURITIES have additional risks associated with fluctuations in currency exchange rates, different accounting standards, potential economic and political instability and less stringent securities regulation. Mortgage-backed securities are subject to PREPAYMENT/EXTENSION RISK, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments typically reducing the fund's return.. These risks are more fully explained in the SAI.

To the extent the fund invests in financial futures contracts or other derivative securities or contracts, it is subject to HEDGING RISK, CORRELATION RISK, LIQUIDITY RISK, and, in some cases, LEVERAGE RISK.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE TARGET RETIREMENT 2030 FUND PERFORMED?

Calendar year total returns for the fund are not available because the fund is new. Year-to-year returns will be made available once the fund has been in operations for at least one calendar year.

                           TARGET RETIREMENT 2040 FUND

INVESTMENT OBJECTIVE - What is this fund's goal?

The TARGET RETIREMENT 2040 FUND seeks to provide capital appreciation and current income consistent with its current asset allocation.

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest in this fund if you:

- Are seeking a reasonable level of income and long-term growth of capital and income

- Are seeking a way to achieve a broadly diversified holding of stocks and bonds that will gradually become less volatile over the target period.

-    Are seeking to retire around the year 2040.

You should not invest in this fund if you:

- Are unwilling to accept significant fluctuations in share price.

- Are seeking maximum long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Target Retirement 2040 Fund invests primarily in shares of underlying funds. The fund invests in the underlying funds according to an asset allocation strategy developed by MCA for investors planning to retire in or within a few years of 2040. Over time, the fund's asset allocation will become more conservative until it reaches approximately 15 to 30% in stock funds and 70 to 85% in bond funds.

Although the actual allocations may vary, the funds current asset allocation among the underlying funds is approximately:

 5%   money market funds;
10%   bond funds;
 5%   high income funds;
50%   U.S. stock funds;
25%   international stock and bond funds;
 5%   other funds.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

The fund is a "fund of funds," meaning that it invests primarily in underlying funds. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is subject to both the risks of investing in EQUITY SECURITIES and the risks of investing in DEBT SECURITIES.

In general, the values of EQUITY SECURITIES fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the EQUITY SECURITIES that an underlying fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock's price. This is known as MARKET RISK. U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets exhibit fewer clear trends and tend to reflect unpredictable local economic and financial conditions. EQUITY SECURITIES are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value. Therefore, the value of an investment in those underlying funds that hold equity securities may increase or decrease. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the securities of larger companies.

In general, DEBT SECURITIES and other income-bearing securities are subject to the risk of INCOME VOLATILITY, INTEREST RATE RISK (a type of market risk), and CREDIT RISK (a type of financial risk). Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. CREDIT RISK relates to the ability of an issuer of a debt security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing an underlying fund to lose its investment in the security.

                           TARGET RETIREMENT 2040 FUND

PRINCIPAL RISKS (continued from previous page)

In general, INTEREST RATE RISK is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when prevailing interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    FOREIGN SECURITIES

     -    MORTGAGE-BACKED SECURITIES

Issuers of NON-INVESTMENT GRADE SECURITIES are typically in weak financial health and their ability to pay principal and interest is uncertain. FOREIGN SECURITIES have additional risks associated with fluctuations in currency exchange rates, different accounting standards, potential economic and political instability and less stringent securities regulation. Mortgage-backed securities are subject to PREPAYMENT/EXTENSION RISK, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments typically reducing the fund's return.. These risks are more fully explained in the SAI.

To the extent the fund invests in financial futures contracts or other derivative securities or contracts, it is subject to HEDGING RISK, CORRELATION RISK, LIQUIDITY RISK, and, in some cases, LEVERAGE RISK.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE TARGET RETIREMENT 2040 FUND PERFORMED?

Calendar year total returns for the fund are not available because the fund is new. Year-to-year returns will be made available once the fund has been in operations for at least one calendar year.

EXPENSES

This table describes the expenses that you may pay if you buy and hold shares of the fund. Shareholder fees do not reflect any expenses, fees, and charges paid under your variable contract or retirement or pension plan. If these expenses, fees, and charges were included, your costs would be higher.

SHAREHOLDER TRANSACTION EXPENSES (paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (deducted from fund assets and reflected in the share price):

                                                           TOTAL
                                                           ANNUAL      ACQUIRED
                                                            FUND      FUND FEES    TOTAL ANNUAL
                              MANAGEMENT      OTHER      OPERATING       AND         OPERATING
FUND                            FEES(1)    EXPENSES(2)    EXPENSES   EXPENSES(3)    EXPENSES(4)
----                          ----------   -----------   ---------   -----------   ------------
TARGET RETIREMENT 2020 FUND      0.40%        0.01%        0.41%        1.00%          1.41%
TARGET RETIREMENT 2030 FUND      0.40%        0.01%        0.41%        1.10%          1.51%
TARGET RETIREMENT 2040 FUND      0.40%        0.01%        0.41%        1.20%          1.61%

(1) Management fees are amounts paid to the investment adviser for managing the funds investments and administering fund operations.

(2) Other expenses consisting of trustees', auditors' and compliance fees; interest on borrowings; any taxes and extraordinary expenses. Since the funds were new in 2007, other expenses are based on estimates for the current fiscal year.

(3) In addition to the "Total Annual Fund Operating Expenses" which the funds bear, the funds indirectly bear the expenses of the Acquired Funds (the "underlying funds") in which the fund invests. Because the funds were new in 2007, the fund's indirect expense from investing in the underlying funds is estimated based on its current target allocations to the underlying funds. Future underlying fund expenses may be affected by a change in underlying funds, fund allocations and expense ratios at the underlying fund levels.

(4) Shown in the table is the total of the fund's "Total Annual Fund Operating Expenses" and "Acquired Fund Fees and Expenses" of the underlying funds.

EXAMPLES

The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you invested $10,000 in each fund over the various time periods indicated. The examples assume that the average annual return for each fund was 5% and that the funds' total annual operating expenses remain the same.

Although your actual costs may be higher or lower, assuming that TOTAL ANNUAL OPERATING EXPENSES remain the same and that you redeemed your entire investment at the end of each period, your total estimated expenses would be:

FUND                          1 YEAR   3 YEARS
----                          ------   -------
TARGET RETIREMENT 2020 FUND   $_____   _______
TARGET RETIREMENT 2030 FUND    _____   _______
TARGET RETIREMENT 2040 FUND    _____   _______

The above examples are for comparison purposes only and are not a representation of the funds' actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown above. The examples do not reflect any expenses, fees, and charges paid under your variable contract or retirement or pension plan. If these expenses, fees, and charges were included, your costs would be higher.

As it relates to the Target Retirement Funds, the examples are estimates based upon current asset class allocations. In addition, because the underlying funds that each Target Retirement Fund invests in will vary, as will the proportion of each Target Retirement Fund's assets invested in each underlying fund, it is not possible to determine precisely the future amount of underlying fund expenses that each Target Retirement Fund will bear.

                                   THE SHARES

OFFER

The Ultra Series Fund (the "Trust") offers one class of shares through this prospectus, Class Z. Generally Class Z shares are offered to separate accounts ("Accounts") of CUNA Mutual Life Insurance Company and to qualified pension and retirement plans of CUNA Mutual Group ("Plans"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into an agreement with CUNA Mutual Life Insurance Company, the sponsor of each Account, and with each Plan (a "participation agreement"), setting forth the terms and conditions pursuant to which the Accounts and Plans purchase and redeem shares of the funds.

Investments in the Trust by accounts of insurance companies are made through either variable annuity or variable life insurance contracts ("variable contracts"). Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each subaccount are invested (without sales or redemption charges) in shares of the fund corresponding to that subaccount.

CONFLICTS

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of such contract owners and Plan participants that invest in the funds. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more such classes of investors could be disadvantaged. The Trust currently does not foresee any such disadvantage to owners of variable contracts or to Plan participants. Nonetheless, the Board of Trustees monitors the funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determine to exist, the life insurer investing in the Trust will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts and Plans might be required to withdraw its investment in one or more funds or substitute shares of one fund for another. This might force a fund to sell its portfolio securities at a disadvantageous price.

PURCHASE AND REDEMPTION

For each day on which a fund's net asset value (NAV) is calculated, the Accounts transmit to the funds any orders to purchase or redeem shares of the funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, Plans transmit to the funds any orders to purchase or redeem shares of the fund(s) based on the instructions of Plan trustees or participants. Accounts and Plans purchase and redeem shares of each fund at the fund's NAV per share calculated as of the day the Trust receives the order, although such purchases and redemptions may be executed the next morning. Shares are purchased and redeemed at NAV without the deduction of sales or redemption charges. Payment for shares redeemed will be made within seven days after receipt of a proper notice or redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

For a more detailed description of the procedures for allocating value in a subaccount to a portfolio of the Trust, owners of individual variable contracts should refer to the separate prospectus for their contracts. Plan participants should refer to their Plan documents for more detail concerning allocation of investments among portfolios.

Notwithstanding the foregoing, the Trust reserves the right to refuse to sell shares to the Accounts if such sales are not in the Trust's or appropriate fund's best interests. For example, the Trust may reject purchase orders from Accounts when such orders appear to be part of a pattern of large purchases and redemptions that, in the opinion of the Trust, may reflect the net efforts of variable contract owners to time the market or arbitrage the changing value of a fund's assets between daily pricing.

FREQUENT TRADING

The Trust has a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts of shares of any fund that may disrupt orderly management of the funds' investment portfolio ("disruptive trading"). As investment vehicles for variable contracts and qualified pension and retirement plans, which are designed as long-term investments, the funds are not appropriate for frequent trading or other trading strategies that entail rapid or frequent investment and disinvestment with regard to any fund or market sector.

Such practices often disrupt the orderly management of a fund's investment portfolio by, among other things:

     - requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings

     - necessitating premature liquidation of certain investments at unfavorable prices

     - increasing brokerage commissions and other portfolio transaction expenses

Likewise, exploiting potential uncertainty about the value of certain portfolio investments when a fund calculates its NAV often dilutes that value of investments held by long-term investors. In addition, such practices may give rise to irreconcilable conflicts of interest between owners of different types of variable contracts and plan participants, or otherwise cause the Trust to breach participation agreements.

The Trust's Board of Trustees has adopted policies and procedures reasonably designed to detect and deter disruptive trading. The Trust's policies include:
(1) a policy of not knowingly accommodating variable contract owner and plan participant transactions that result in disruptive trading, (2) a policy of applying any future restrictions on the volume or number of purchases of fund shares uniformly to all accounts and plans without exception, and (3) a policy permitting procedures to vary among funds provided that procedures related to restrictions on the volume or number of purchases of shares for a particular fund apply uniformly to all accounts and plans investing in the funds. At the current time, the procedures do not include specific restrictions on the volume or number of purchases of any fund's shares.

Currently, the only shareholders of the Trust are the CUNA Mutual Life Variable Annuity Account, CUNA Mutual Life Variable Account, and ___________________ (the "Accounts"), and several retirement and pension plans (the "Plans") to which CUNA Mutual Insurance Society ("CMIS") is the plan record keeper. Although each Account and Plan typically makes either one purchase or redemption of shares of each fund each day, the Trust does not consider such transactions disruptive to a fund unless they are large in relation to the fund's size and not the random result of net variable contract owner transactions in an Account or participant transactions in a Plan. However, the Trust considers large purchases or redemptions of shares resulting from contract owners or plan participants engaging in: (1) "frequent trading," (2) attempted arbitrage based on the potential for uncertainty in the value of certain portfolio investments at the time the fund computes its NAV, or (3) other trading strategies that entail rapid or frequent transfers of contract value from one subaccount of an Account to another or from one investment option in a Plan to another, to be disruptive trading and will take appropriate action to deter such trading, including adoption of specific procedures appropriate to the circumstances. Because any disruptive trading would occur in the Accounts or the Plans, the Trust has adopted, as its own, the disruptive trading policy of CUNA Mutual Life Insurance Company (CMLIC) for the Accounts and the disruptive trading policy of CMIS for the Plans. The two policies are substantially the same and provide for CMLIC to monitor individual contract value transfer patterns and for CMIS to monitor individual participant transaction patterns, to identify those that exceed certain frequency and/or amount thresholds that, in the past, have been indicators of potential disruptive trading. The monitoring process generates reports regarding such transactions that CMLIC or CMIS examine to determine if disruptive trading has taken place.

CMLIC applies the policies and procedures for each Account uniformly to all variable contracts issued through that Account. CMIS applies its policies and procedures for each Plan uniformly to all participants in that Plan.

The Trust may adopt redemption fees for shares of one or more funds, but as of the date of this prospectus has not done so.

In addition to adopting procedures, the Trust may take other actions to stop disruptive trading such as ceasing sales of additional shares of one or more funds to an Account through which offending variable contract owners may be operating or to a Plan through which offending participants may be operating. In such an event, all other owners of contracts issued through that Account or participants in that Plan would be disadvantaged. Because actions taken to deter disruptive trading may be particular to the Account or Plan in question, the Trust may not take such action on a uniform basis for all Accounts or Plans.

Although the Trust will endeavor to ensure that each Account or Plan can and does identify and deter disruptive trading by its variable contract owners or participant, it cannot be certain that any particular control will operate to deter all activity that can result in disruptive trading or guarantee their success at deterrence. Therefore, an investment in any of the funds is subject to the risks of disruptive trading.

DIVIDENDS

Dividends of the various funds in the Trust are distributed to each fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable fund shares.

Dividends of ordinary income from the Target Retirement Funds are declared and reinvested annually in full and fractional shares. Dividends of capital gains from these funds are declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

PRICING OF FUND SHARES

The funds' shares will be purchased and redeemed at the shares' NAV without sales or redemption charges. The NAV per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after 3:00 p.m. Central Time will be processed by using the next day's NAV.

For all funds, a fund's NAV per share is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Since the assets of each Target Retirement Fund consist primarily of shares of the underlying funds, the NAV of each Target Retirement Fund is determined based on the NAVs of the underlying funds.

Because each Target Retirement Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that MCA will need to "fair" value any of the investments of the Target Retirement Funds. However, an underlying fund may need to "fair" value one or more of its investments. The following fair valuation policy is followed by MCA with respect to the funds that it advises. Each unaffiliated underlying fund will have its own fair valuation policy.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, MCA may value the security or investment using procedures approved by the Trust's Board of Trustees that are designed to establish its "fair" value. The "fair valuation" procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their "fair" value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

MCA relies on its fair value procedures most often in connection with FOREIGN SECURITIES whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before 3:00 p.m. Central Time. In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent "fair value" pricing service. Nonetheless, MCA separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by MCA under the fair valuation procedures for any security or other investment may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service, (2) other financial institutions or investment managers, or (3) MCA had it used a different methodology to value the security. The Trust and MCA cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

To the extent the funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds' shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares. More information about the calculation of the NAV is in the SAI.

TAXES

For federal income tax purposes, each fund will be treated as a separate entity. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectuses for such contracts.

For more information about the tax status of the funds, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND

INVESTMENT ADVISER

The investment adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. ("MCA"), 5910 Mineral Point Road, Madison, WI 53705. MCA was established on July 6, 1982. It provides investment advice to CUNA Mutual Group (CUNA Mutual Insurance Society, its "permanent affiliate," and CUNA Mutual Life Insurance Company and their subsidiaries and affiliates) and MEMBERS Mutual Funds. MCA had over $ billion of assets under management as of September 30, 2007. MCA manages all funds using a team approach consisting of a lead portfolio manager, supporting analysts and the guidance of MCA's other equity and fixed income portfolio managers.

As payment for its services as the investment adviser, MCA receives a management fee based upon the average daily net assets of each fund which is computed and accrued daily and paid monthly. MCA receives a management fee of 0.40%% for each Target Retirement Fund based upon the average daily net assets of the fund which is computed and accrued daily and paid monthly. No management fees were paid to MCA for the previous fiscal year because the Target Retirement Funds did not commence operations until October 1, 2007.

In addition to providing portfolio management services, MCA also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

PORTFOLIO MANAGEMENT

MCA manages the assets of the TARGET RETIREMENT FUNDS. Each of the Target Retirement Funds utilizes the asset class recommendations from the Asset Allocation committee of MCA to determine the broad mix of equities and fixed income securities. These allocation recommendations are derived through the development of capital markets assumptions coupled with risk/return optimization algorithms to create what the advisor believes is an optimal asset class mix to reach the desired target.

The managed account team of MCA is primarily responsible for the day-to-day management of these funds. This responsibility includes the application of the guidelines, selection of the funds and monitoring of the restrictions placed on each fund pursuant to the prospectus.

DAVID SCHLIMGEN - David Schlimgen is Director, Portfolio Manager, for MEMBERS Capital Advisors' managed account programs. In addition to leading the investment team, he is responsible for all aspects of program management, including directing investment activity, managing the investment screening process, and administering program design and development.

David is the head of the Investment Strategy Committee, he is also responsible for setting allocation strategy within the portfolios. Prior to joining MCA, David was president of his own independent fee-based registered investment advisory firm. His firm provided portfolio management and investment consulting to small business owners and high-net-worth individuals.

David received his BA (magna cum laude) with a double major in Business Administration and Marketing from Lakeland College. He also holds an MBA with an emphasis in financial management from Edgewood College. He is a member of the Investment Management Consultants Association (IMCA), and holds both the Certified Investment Management Analyst (CIMA) and Certified Investment Management Consultant (CIMC) designations.

PATRICK RYAN - Patrick Ryan is an investment consultant on the managed accounts portfolio management team at MEMBERS Capital Advisors, and is primarily responsible for managing the MEMBERS Advisory Portfolio (MAP) program.

Prior to joining MCA, Patrick held positions with Northwestern Mutual and UBS Financial Services, performing mutual fund research and analysis in addition to designing customized investment and asset allocation strategies for high-net-worth clients.

Patrick received his BBA in Finance, graduating from the University of Wisconsin with distinguished honors. He earned the Certified Investment Management Analyst
(CIMA) designation in 2005, is a member of the Investment Management Consultants Association, and is also Series 7 licensed.

The TARGET RETIREMENT FUNDS

INFORMATION REGARDING THE PORTFOLIO MANAGERS' COMPENSATION, THEIR OWNERSHIP OF SECURITIES IN THE FUNDS AND THE OTHER ACCOUNTS THEY MANAGE CAN BE FOUND IN THE SAI.

INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact: CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677; telephone:
1-800-798-5500.

FINANCIAL HIGHLIGHTS

Financial highlights are not available because the Target Retirement Funds are new. Financial Highlights will be included once the Target Retirement Funds have audited financial statements covering a period of at least six months.

THE FOLLOWING DOCUMENTS CONTAIN MORE INFORMATION ABOUT THE FUNDS AND ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.

ANNUAL AND SEMIANNUAL REPORTS. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

REQUESTING DOCUMENTS. You may request copies of these documents or request further information about the funds either by contacting your broker or by contacting the Trust at: Ultra Series Fund, CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677; telephone: 1-800-798-5500.

PUBLIC INFORMATION. You can review and copy information about the funds, including the SAI, at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the funds also are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street, NE, Room 1580, Washington, D.C. 20549-0102.

The funds are available to the public only through the purchase of Class Z shares by:

     (1) certain individual variable life insurance contracts or variable annuity contracts; or

     (2) certain group variable annuity contracts for qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this prospectus.

                                                              Investment Company
                                                               File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 HERITAGE WAY
                               WAVERLY, IOWA 50677


This is not a prospectus. This statement of additional information should be read in conjunction with the current effective prospectuses for the Ultra Series Fund (the "Trust"), which are referred to herein. The prospectuses concisely sets forth information that a prospective investor should know before investing. For a copy of the Trust's prospectus dated October 1, 2007, for the Target Retirement Funds, or the prospectus dated May 1, 2007, for the remainder of the funds, please call or write CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677; telephone: 1-800-798-5500.


The Trust's audited financial statements are incorporated herein by reference to the Trust's annual report for the fiscal year ended December 31, 2006, which has been filed with the U.S. Securities and Exchange Commission and provided to all shareholders. For a copy of the Trust's annual report to shareholders, please call the Trust at the number listed above.


                                 OCTOBER 1, 2007

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Information......................................................     1

Investment Practices.....................................................     1
   Lending Portfolio Securities..........................................     1
   Restricted and Illiquid Securities....................................     1
   Foreign Transactions..................................................     2
   Options on Securities and Securities Indices..........................     5
   Bank Loans............................................................     7
   Swap Agreements.......................................................     8
   Futures Contracts and Options on Futures Contracts....................     9
   Certain Bond Fund Practices...........................................    11
   Lower-Rated Corporate Debt Securities.................................    11
   Other Debt Securities.................................................    12
   Foreign Government Securities.........................................    13
   Convertible Securities................................................    13
   Repurchase Agreements.................................................    13
   Reverse Repurchase Agreements.........................................    14
   U.S. Government Securities............................................    14
   Mortgage-Backed and Asset-Backed Securities...........................    14
   Other Securities Related to Mortgages.................................    15
   Real Estate Investment Trusts.........................................    17
   Forward Commitment and When-Issued Securities.........................    17
   Exchange Traded Funds.................................................    18
   Shares of Other Investment Companies..................................    18
   Types of Investment Risk..............................................    18
   Higher-Risk Securities and Practices..................................    20

Fund Names...............................................................    22

Investment Limitations...................................................    23

Temporary Defensive Positions............................................    24

Portfolio Turnover.......................................................    24

Management of the Trust..................................................    24
   Trustees and Officers.................................................    24
   Trustee Compensation..................................................    26
   Committees............................................................    26
   Trustees' Holdings....................................................    27
   Substantial Shareholders..............................................    27
   Beneficial Owners.....................................................    27

Portfolio Management.....................................................    27
   The Management Agreement..............................................    27
   The Management Agreement with Subadvisers.............................    28

Portfolio Managers.......................................................    30

Transfer Agent...........................................................    39

Custodian................................................................    39

Principal Underwriter and Distribution of Fund Shares....................    39

                                                                            PAGE
                                                                            ----
Proxy Voting Policies, Procedures and Records............................    40

Selective Disclosure of Portfolio Holdings...............................    40

Codes of Ethics..........................................................    41

Brokerage................................................................    41

Shares of the Trust......................................................    43
   Shares of Beneficial Interest.........................................    43
   Limitation of Trustee and Officer Liability...........................    44
   Limitation of Interseries Liability...................................    44

Voting Rights............................................................    44

Conflicts of Interest....................................................    44

Net Asset Value of Shares................................................    45
   Money Market Fund.....................................................    45
   Portfolio Valuation...................................................    45

Dividends, Distributions and Taxes.......................................    46
   Federal Tax Status of the Funds.......................................    46
   Contract Owner Taxation...............................................    48

Independent Registered Public Accounting Firm............................    49

Financial Statements.....................................................    49

Appendix A - Proxy Voting Policies and Procedures........................    50

GENERAL INFORMATION


The Ultra Series Fund (the "Trust") is a diversified open-end management investment company consisting of separate investment portfolios or funds (each, a "fund") each of which has a different investment objective(s) and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds described in a prospectus dated October 1, 2007 are the Target Retirement 2020, Target Retirement 2030, and Target Retirement 2020 Funds. (collectively, the "TARGET RETIREMENT FUNDS ") The remaining funds are discussed within a separate prospectus dated May 1, 2007 and are: CONSERVATIVE ALLOCATION, MODERATE ALLOCATION and AGGRESSIVE ALLOCATION (collectively, the "ALLOCATION FUNDS"), MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES and INTERNATIONAL STOCK.


The Trust was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INVESTMENT PRACTICES

The Trust's prospectus describes the investment objective and policies of each of the funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.


Since each TARGET RETIREMENT AND ALLOCATION FUND will invest in shares of other investment companies, except as disclosed in the prospectus, to the extent that an investment practice noted below describes specific securities, if a Target Retirement or Allocation Fund invests in those securities, it does so indirectly, through its investment in underlying funds.


LENDING PORTFOLIO SECURITIES


Each fund, except the MONEY MARKET FUND may lend portfolio securities. Loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or other liquid assets as collateral with the fund equal at all times to at least 102% of the value of the securities. The fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The fund will retain the right to call the loaned securities and may call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the fund's assets. The fund may terminate such loans at any time. The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when the collateral is not sufficient to replace the full amount of the loaned securities. To mitigate the risk, loans will be made only to firms deemed by MEMBERS Capital Advisors, Inc. (MCA) the fund's investment adviser, to be in good financial standing and will not be made unless, in MCA's judgment, the consideration to be earned from such loans would justify the risk.


RESTRICTED AND ILLIQUID SECURITIES

Each fund may invest in illiquid securities up to the percentage limits described on page 22 in the Higher-Risk Securities and Practices Table. MCA or the fund's subadviser (collectively referred to herein as the "Investment Adviser") is responsible for determining the value and liquidity of investments held by each fund. Thus, it is up to the Investment Adviser to determine if any given security is illiquid. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

Illiquid investments often include repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

Each fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and are determined to be liquid by the Trust's board of trustees or by the Investment Adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a fund's holdings of those securities may become illiquid. Purchases by the INTERNATIONAL STOCK, GLOBAL SECURITIES and HIGH INCOME FUNDS of securities of foreign issuers offered and sold outside the U.S., in reliance upon the exemption from registration provided by Regulation S under the 1933 Act, also may be liquid even though they are restricted.

FOREIGN TRANSACTIONS

Foreign Securities. Each fund may invest in foreign securities; provided, however, that the MONEY MARKET FUND is limited to U.S. dollar-denominated foreign money market securities (as defined below). The percentage limitations on each fund's investment in foreign securities is set forth in the prospectus and on the High-Risk Securities and Practices Table found later in this document.

Foreign securities refers to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar securities"). However, any dollar denominated security that is part of the Merrill Lynch U.S. Domestic Market Index is not considered a foreign security.

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each fund may invest in ADRs, and each fund, except the MONEY MARKET FUND, may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets.

GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. Each fund, except the MONEY MARKET FUND, may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund's investments in those countries and the availability to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

A fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, MEMBERS Capital Advisors, Inc. or its affiliates, a subadviser and its affiliates, and each person's respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.

Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each fund, except the MONEY MARKET FUND, may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.
An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The HIGH INCOME, MID CAP GROWTH, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these funds may invest in securities quoted or denominated in other currency "baskets."

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund's NAV to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund's total assets, adjusted to reflect the fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund's Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The funds will incur costs in connection with conversions between various currencies.

Forward Foreign Currency Exchange Contracts. Each fund, except the MONEY MARKET FUND, may also purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund's Investment Adviser determines that there is a pattern of correlation between the two currencies.

These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund's Investment Adviser.

Options on Foreign Currencies. Each fund, except the MONEY MARKET FUND, may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund's Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Risks Associated with Options Transactions" below for a discussion of the liquidity risks associated with options transactions.

Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to identify the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

Each fund, except the MONEY MARKET FUND, may purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the fund.

The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Writing Options. Each fund, except the MONEY MARKET FUND, may write (sell) covered call and put options on any securities in which it may invest. A call option written by a fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding. A fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a fund would be covered, which means that such fund would have deposited with its custodian cash or liquid high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, a fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, in the Investment Adviser's discretion, a written call option or put option may be covered by maintaining cash or liquid, high grade debt securities (either of which may be denominated in any currency) in a segregated account with the fund's custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a fund's net exposure on its written option position.

Each fund, except the MONEY MARKET FUND, may also write and sell covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A fund may cover call and put options on a securities index by maintaining cash or liquid high-grade debt securities with a value equal to the exercise price in a segregated account with its custodian.

A fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

Purchasing Options. Each fund, except the MONEY MARKET FUND, may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a fund would realize a loss on the purchase of the call option.

A fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

A fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

Yield Curve Options. The BOND, HIGH INCOME and DIVERSIFIED INCOME FUNDS may enter into options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

These three funds may purchase or write yield curve options for the same purposes as other options on securities. For example, the fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield between the two securities. The fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Investment Adviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the BOND, HIGH INCOME and DIVERSIFIED INCOME FUNDS will be "covered." A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid, high grade debt securities sufficient to cover the fund's net liability under the two options. Therefore, the fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;

(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each fund, except the MONEY MARKET FUND, may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Investment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

BANK LOANS

The HIGH INCOME FUND may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments. These bank loans may be secured or unsecured. The bank loans in which the HIGH INCOME FUND intends to invest are generally rated below investment grade by a nationally recognized rating service or not rated by any nationally recognized rating service. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

If the HIGH INCOME FUND purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The HIGH INCOME FUND may participate in such syndications, or can buy part of a loan via an assignment, becoming a part lender. When purchasing loan participations, the HIGH INCOME FUND assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the HIGH INCOME FUND has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the HIGH INCOME FUND were determined to be subject to the claims of the agent bank's general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the HIGH INCOME FUND does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer the HIGH INCOME

FUND more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The HIGH INCOME FUND may invest in loan participations with credit quality comparable to that of issuers of its securities investments (i.e., below investment grade). Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the HIGH INCOME FUND bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the HIGH INCOME FUND's subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the HIGH INCOME FUND's net asset value than if that value were based on available market quotations, and could result in significant variations in the fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and, accordingly, may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the HIGH INCOME FUND currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the fund's limitation on illiquid investments.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the HIGH INCOME FUND. For example, if a loan is foreclosed, the HIGH INCOME FUND could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the HIGH INCOME FUND could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

SWAP AGREEMENTS

Each fund, except the MONEY MARKET FUND, may enter into interest rate, credit default, index, and currency exchange rate swap agreements for hedging purposes in attempts to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded the desired return, and increase the fund's total return. The HIGH INCOME FUND may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS typically use interest rate swaps to shorten the effective duration of their portfolios.

Swap agreements are contracts entered into by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A fund's obligations (or rights) under a swap agreement are equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party (the "net amount"). A fund's obligations under a swap agreement are accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by the maintenance of a segregated assets.

Interest rate swaps involve the exchange by the funds with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Credit default swaps involve a contract by the funds with another party to transfer the credit exposure of a specific commitment between the parties. Currency swaps involve the exchange by the funds with another party of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, credit default swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, the funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.

The HIGH INCOME FUND only enters into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund's obligations over its entitlements with respect to swap transactions. No fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund's Investment Adviser.

The use of interest rate, credit default and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the fund's Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the each of the funds, except the MONEY MARKET FUND, would be less favorable than it would have been if this investment technique were not used.

In as much as swaps are entered into for good faith hedging purposes or are offset by segregated assets, no fund's Investment Adviser believes that swaps constitute senior securities as defined in the 1933 Act and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. An amount of cash or liquid, high grade debt securities having an aggregate value at least equal to the entire amount of the payment stream payable by the fund will be maintained in a segregated account by the fund's custodian. A fund will not enter into any interest rate swap (including caps, floors and collars), credit default swaps or currency swaps unless the credit quality of the unsecured senior debt or the claim paying ability of the other party thereto is considered to be investment grade by the fund's Investment Adviser. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the SEC takes the position that currency swaps are illiquid investments subject to these funds' 15% limitation on such investments.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each fund, except the MONEY MARKET FUND, may purchase and sell futures contracts and purchase and write options on futures contracts. These funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. A fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, a fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. Funds can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a fund's futures contracts on securities or currency will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the fund to do so. A clearing corporation (associated with the exchange on which futures on a security or currency are traded) guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging by use of futures contracts seeks to establish more certainly (than would otherwise be possible) the effective price, rate of return or currency exchange rate on securities that a fund owns or proposes to acquire. A fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of a fund's portfolio securities. Similarly, a fund may sell futures contracts on a currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher then the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, a fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Where permitted, a fund will engage in futures transactions and in related options transactions for hedging purposes or to seek to increase total return. A fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which it expects to purchase. Except as stated below, each fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be used to protect against a decline in the price of securities (or the currency in which they are denominated) that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, each fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of a futures contract), the fund will have purchased, or will be in the process of purchasing equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The Commodity Futures Trading Commission (CFTC), a federal agency, regulates trading activity in futures contracts and related options contracts pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator (CPO), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The funds which may invest in futures transactions and related options transactions have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

As permitted, each fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Dividends, Distributions, and Taxes" section later in this document).

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a fund to purchase securities or currencies, require the fund to segregate with its custodian cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a fund may be exposed to risk of loss.

Perfect correlation between a fund's futures positions and portfolio positions may be difficult to achieve. The only futures contracts available to hedge a fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a fund to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

CERTAIN BOND FUND PRACTICES

The BOND, HIGH INCOME and DIVERSIFIED INCOME FUNDS (collectively, the "bond funds"), invest a significant portion of their assets in debt securities. As stated in the prospectus, the BOND and DIVERSIFIED INCOME FUNDS will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the prospectus, management will retain that instrument only if management believes it is in the best interest of the fund. The HIGH INCOME FUND may invest all of its assets in non-investment grade securities. See, "Lower-Rated Corporate Debt Securities" below for a description of these securities and their attendant risks.

The bond funds may also make use of derivatives, including but not limited to options, futures and swaps to manage risks and returns including the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The BOND and DIVERSIFIED INCOME FUNDS will invest only in futures and options which are exchange-traded or sold over-the-counter. The HIGH INCOME FUND may invest in any non-U.S. futures and options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no bond fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date but do not include mortgage backed security "dollar rolls".

LOWER-RATED CORPORATE DEBT SECURITIES

As described in the prospectus, each fund, except the MONEY MARKET FUND, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's NAV to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's NAV.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's NAV.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

OTHER DEBT SECURITIES

Custody Receipts. All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Zero Coupon, Deferred Interest, Pay-in-Kind, and Capital Appreciation Bonds. The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may invest in zero coupon bonds as well as in capital appreciation bonds (CABs) and deferred interest and pay-in-kind bonds. Zero coupon, deferred interest, pay-in-kind and CABs are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until maturity. CABs are distinct from traditional zero coupon bonds because the investment return is considered to be in the form of compounded interest rather than accreted original issue discount. For this reason the initial principal amount of a CAB would be counted against a municipal issuer's statutory debt limit, rather than the total par value, as is the case for a traditional zero coupon bond.

Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on their investment. In addition, the fund's investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations.

Structured Securities. The HIGH INCOME, BOND and DIVERSIFIED INCOME FUNDS may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

FOREIGN GOVERNMENT SECURITIES

All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn the fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

CONVERTIBLE SECURITIES

Each fund, except the MONEY MARKET FUND, may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the High Income Fund invests are not subject to any minimum rating criteria. The convertible debt securities in which any other fund may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.

REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the banks involved.

U.S. GOVERNMENT SECURITIES

Each fund may purchase U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations
(CMOs) in which the fund may invest are securities issued by a corporation or trust or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-backed and Asset-backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (STRIPS).

Each fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The BOND, HIGH INCOME, DIVERSIFIED INCOME and LARGE CAP VALUE FUNDS may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the Trust, or other credit enhancements may be present.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

The BOND FUND may invest in mortgage-backed and asset-backed securities that represent mortgage, commercial or consumer loans originated by financial institutions. To the extent permitted by law and available in the market, such investments may constitute a significant portion of such fund's investments. Subject to the appropriate regulatory approvals, the BOND FUND may purchase securities issued by pools that are structured, serviced, or otherwise supported by MCA or its affiliates.

OTHER SECURITIES RELATED TO MORTGAGES

Mortgage Pass-Through Securities. The BOND, HIGH INCOME and DIVERSIFIED INCOME FUNDS may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issue or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-through securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayments. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities.

Interests in pools or mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the Government National Mortgage Association (GNMA), are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran's Administration
(VA)-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCs") which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The HIGH INCOME FUND may also buy mortgage-related securities without insurance or guarantees.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may invest a portion of their assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The following is a description of CMOs and types of CMOs but is not intended to be an exhaustive or exclusive list of each type of CMO a Fund may invest in. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ( REMIC).

In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranch", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.

The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities. The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may invest a portion of its assets in stripped mortgage-backed securities (SMBS) which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an "IO" (the right to receive all of the interest) while the other class will receive a "PO" (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Mortgage Dollar Rolls. The BOND, DIVERSIFIED INCOME and HIGH INCOME FUNDS may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase as well as from the receipt of any associated fee income plus interest earned on cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The fund will hold and maintain until the settlement date segregated cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

REAL ESTATE INVESTMENT TRUSTS

Each fund, except the MONEY MARKET FUND, may invest in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITS) are also subject to interest rate risks.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

EXCHANGE TRADED FUNDS (ETFS)

Each fund may invest in Exchange Traded Funds ("ETFs"), which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international. ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track.

ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based. The fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the fund's expenses (i.e., management fees and operating expenses), shareholders of the fund may also indirectly bear similar expenses of an ETF.

SHARES OF OTHER INVESTMENT COMPANIES


Each fund, other than the TARGET RETIREMENT AND ALLOCATION FUNDS, may invest up to 10% of its assets in shares of other investment companies. Each fund, other than the TARGET RETIREMENT AND ALLOCATION FUNDS, complies with the general statutory limits for investments in unaffiliated funds prescribed by the 1940 Act. The statutory limits are that immediately after any investment: (a) not more than 5% of a fund's total assets are invested in the securities of any one investment company; (b) not more than 10% of a fund's total assets are invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by MCA, or any of its affiliates.



The Trust and MCA have obtained an order from the SEC to permit the TARGET RETIREMENT AND ALLOCATION FUNDS to invest in underlying funds in amounts in excess of the statutory limits described above. The TARGET RETIREMENT AND ALLOCATION FUNDS may invest up to 100% of their assets in shares of other investment companies and the ALLOCATION FUNDS will invest substantially all of their assets in shares of both affiliated and unaffiliated investment companies, while the TARGET RETIREMENT FUNDS will invest a substantial majority of their assets in shares of both affiliated and unaffiliated investment companies.


As a shareowner of another investment company, a fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the fund.

TYPES OF INVESTMENT RISK

Active or Frequent Trading Risk. The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.

Asset Allocation Risk. The risk that the selection of the underlying funds and the allocation of the fund's asset among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Call Risk. The risk that the issuer of a security will retire or redeem ("call) the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Extension Risk. The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security's value.

Hedging Risk. When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

Management Risk. The risk that a strategy used by a fund's investment adviser or subadviser may fail to produce the intended result. This risk is common to all mutual funds.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security's return.

Speculation Risk. Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), the fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security's original cost.

Valuation Risk. The risk that a fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time. Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.

HIGHER-RISK SECURITIES AND PRACTICES

SECURITY OR PRACTICE          DESCRIPTION                                                         RELATED RISKS
--------------------          -----------                                                         -------------
American Depository           ADRs are receipts typically issued by a U.S. financial              Market, currency, information,
Receipts (ADRs)               institution which evidence ownership of underlying securities of    natural event, and political
                              foreign corporate issuers. Generally, ADRs are in registered form   risks (i.e., the risks of
                              and are designed for trading in U.S. markets.                       foreign securities).

Asset-Backed Securities       Securities backed by pools of commercial and/or consumer loans      Credit, extension, prepayment,
                              such as motor vehicle installment sales, installment loan           and interest rate risks.
                              contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables.

Borrowing                     The borrowing of money from financial institutions or through       Leverage risk.
                              reverse repurchase agreements.

Emerging Market Securities    Any foreign securities primarily traded on exchanges located in     Credit, market, currency,
                              or issued by companies organized or primarily operating in          information, liquidity,
                              countries that are considered lesser developed than countries       interest rate, valuation,
                              like the U.S., Australia, Japan, or those of Western Europe.        natural event, and political
                                                                                                  risks.

European and Global           EDRs and GDRs are receipts evidencing an arrangement with a         Market, currency, information,
Depository Receipts           non-U.S. financial institution similar to that for ADRs and are     natural event, and political
(EDRs and GDRs)               designed for use in non-U.S. securities markets. EDRs and GDRs      risks (i.e., the risks of
                              are not necessarily quoted in the same currency as the underlying   foreign securities).
                              security.

Foreign Money Market          Short-term debt obligations issued either by foreign financial      Market, currency, information,
Securities                    institutions or by foreign branches of U.S. financial               interest rate, natural event,
                              institutions or foreign issuers.                                    and political risks.

Foreign Securities            Securities issued by companies organized or whose principal         Market, currency, information,
                              operations are outside the U.S., securities issued by companies     natural event, and political
                              whose securities are principally traded outside the U.S., or        risks.
                              securities denominated or quoted in foreign currency. The term
                              "foreign securities" includes ADRs, EDRs, GDRs, and foreign money market securities.

Forward Foreign Currency      Contracts involving the right or obligation to buy or sell a        Currency, liquidity, and
Exchange Contracts            given amount of foreign currency at a specified price and future    leverage risks. When used for
                              date.                                                               hedging, also has hedging,
                                                                                                  correlation, and opportunity
                                                                                                  risks. When used speculatively,
                                                                                                  also has speculation risks.

Futures Contracts             In general, an agreement to buy or sell a specific amount of a      Interest rate, currency, market,
(including financial          commodity, financial instrument, or index at a particular price     hedging or speculation,
futures contracts)            on a stipulated future date. Financial futures contracts include    leverage, correlation,
                              interest rate futures contracts, securities index futures           liquidity, credit, and
                              contracts, and currency futures contracts. Unlike an option, a      opportunity risks.
                              futures contract obligates the buyer to buy and the seller to sell the underlying commodity or financial instrument at the agreed-upon price and date or to pay or receive money in an amount equal to such price.

Illiquid Securities           Any investment that may be difficult or impossible to sell within   Liquidity, valuation and market
                              7 days for the price at which the fund values it.                   risks.

Mortgage-Backed Securities    Securities backed by pools of mortgages, including passthrough      Credit, extension, prepayment,
                              certificates, planned amortization classes (PACs), targeted         and interest rate risks.
                              amortization classes (TACs), collateralized mortgage obligations
                              (CMOs), and when available, pools of mortgage loans generated by credit unions.

Non-Investment Grade          Investing in debt securities rated below BBB/Baa (i.e., "junk"      Credit, market, interest rate,
Securities                    bonds).                                                             liquidity, valuation, and
                                                                                                  information risks.

Options (including options    In general, an option is the right to buy (called a "call") or      Interest rate, currency, market,
on financial                  sell (called a "put") property for an agreed-upon price at any      hedging or speculation,
futures contracts)            time prior to an expiration date. Both call and put options may     leverage, correlation,
                              be either written (i.e., sold) or purchased on securities,          liquidity, credit, and
                              indices, interest rate futures contracts, index futures             opportunity risks.
                              contracts, or currency futures contracts.

SECURITY OR PRACTICE          DESCRIPTION                                                         RELATED RISKS
--------------------          -----------                                                         -------------
Repurchase Agreements         The purchase of a security that the seller agrees to buy back       Credit risk.
                              later at the same price plus interest.

Restricted Securities         Securities originally issued in a private placement rather than     Liquidity, valuation, and market
                              a public offering. These securities often cannot be freely traded   risks.
                              on the open market.

Reverse Repurchase            The lending of short-term debt securities; often used to            Leverage and credit risks.
Agreements                    facilitate borrowing.

Securities Lending            The lending of securities to financial institutions, which          Credit risk.
                              provide cash or government securities as collateral.

Shares of Other Investment    The purchase of shares issued by other investment companies.        Market risks and the layering of
Companies                     These investments are subject to the fees and expenses of the       fees and expenses.
                              other investment company.

Short-Term Trading            Selling a security soon after purchase or purchasing it soon        Market, liquidity and
                              after it was sold (a fund engaging in short-term trading will       opportunity risks.
                              have higher turnover and transaction expenses).

Smaller Capitalization        The purchase of securities issued by a company with a market        Market risk.
Companies                     capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding)
                              within the range of those companies represented in either the S&P
                              Small Cap 600 Index or the Russell 2000(R) Index.

Swaps                         The entry into interest rate, credit default, index and currency    Market, liquidity, currency,
                              exchange rate swap agreements whereby the parties agree to          credit, leverage and
                              exchange rates of return (or differentials therein) earned or       opportunity risks.
                              realized on predetermined investments or instruments.

When-Issued Securities and    The purchase or sale of securities for delivery at a future date;   Market, opportunity, and
Forward Commitments           market value may change before delivery.                            leverage risks.

HIGHER-RISK SECURITIES AND PRACTICES TABLE. The following table shows each fund's investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only. For actual usage, consult the fund's annual and semi-annual reports. [BOB
- GROUPING THE ALLOCATION FUNDS IN ONE COLUMN AND THE TARGET RETIREMENT IN ANOTHER IS FINE]



                                                                     Large   Large    Mid
                                Money           High   Diversified    Cap     Cap     Cap
                               Market   Bond   Income     Income     Value  Growth   Value
                               ------  ------  ------  -----------  ------  ------  ------
Borrowing                       30     30      30         30        30      30      30
Repurchase Agreements            *      *       *          *         *       *       *
Securities Lending               X     33 1/3  33 1/3     33 1/3    33 1/3  33 1/3  33 1/3
Short-term Trading               *      *       *          *         *       *       *
When-Issued Securities;         25     25      25         25        25      25      25
   Forward Commitments
Shares of Other                 10     10      10         10        10      10      10
   Investment Companies(1)
Non-Investment Grade             X     20       *         20        20      20      20
   Securities
Foreign Securities              25(2)  25      50         25        25      25      25
Emerging Market                  X     10      25         15        15      15      15
   Securities
Illiquid Securities(3)          10     15      15         15        15      15      15
Restricted Securities           25**   15      30         15        15      15      15
Mortgage-backed Securities       X     50***   30         25***     10       X       X
- Swaps                          X     15      15         15        15      15      15
- Options on Securities,         X     10*     10         15        20      20      20
     or Indices or
     Currencies
- Futures Contracts(4)           X     10**    10**       15        20      20      20
- Options on Futures             X     10**    10**       15        20      20      20
     Contracts(4)
Forward Foreign                  X     10**    10         10**      10**    10**    10**
   Currency Exchange
   Contracts

                                 Mid    Small   Small
                                 Cap     Cap     Cap   Global   Int'l  Allocation    Target
                               Growth   Value  Growth   Sec.    Stock     Funds    Retirement
                               ------  ------  ------  ------  ------  ----------  ----------
Borrowing                      30      30      30      30      30          30           30
Repurchase Agreements           *       *       *       *       *           *            *
Securities Lending             33 1/3  33 1/3  33 1/3  33 1/3  33 1/2      **           **
Short-term Trading              *       *       *       *       *           *            *
When-Issued Securities;         *       *       *      25      25          **           **
   Forward Commitments
Shares of Other                10      10      10      10      10         100          100
   Investment Companies(1)
Non-Investment Grade           20      30      30      20      20          **           **
   Securities
Foreign Securities             25      20      20       *       *          **           **
Emerging Market                15      15      15      50      50          **           **
   Securities
Illiquid Securities(3)         15      15      15      15      15          **           **
Restricted Securities          15      15      15      15      15          **           **
Mortgage-backed Securities      X       X       X       X       X          **           **
- Swaps                        15      15      15      15      15          **           **
- Options on Securities,       20**    25**    25**    10**    10**        **           15
     or Indices or
     Currencies
- Futures Contracts(4)         20**    25**    25**    10**    10**        **           15
- Options on Futures           20**    25**    25**    10**    10**        **           15
     Contracts(4)
Forward Foreign                10      10**    10**    30**    10**        **           15
   Currency Exchange
   Contracts


(1)  Includes ETFs.

(2)  U.S. Dollar-denominated foreign money market securities only.

(3)  Numbers in this row refer to net, rather than total, assets.

(4) Financial futures contracts and related options only, including futures, contracts and options on futures contracts and on currencies.

LEGEND

* One asterisk means that there is no policy limitation on the fund's usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

** Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

***  Excluding government sponsored agency paper.

X An "x" mark means that the fund is not permitted to use that practice or invest in that type of security.

FUND NAMES

In the judgment of MCA, the BOND, HIGH INCOME, MID CAP VALUE, MID CAP GROWTH, LARGE CAP VALUE, LARGE CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH and INTERNATIONAL STOCK FUNDS have names that suggest a focus on a particular industry, group of industries or type of investment. In accordance with the provisions of Rule 35d-1 of the 1940 Act, each of these funds will, under normal circumstances, invest at least 80% of its assets in the particular industry, group of industries, or type of investment of the type suggested by its name. For this purpose, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The names of these funds may be changed at any time by a vote of the Trust's Board of Trustees. As required by the rule, shareholders of funds subject to Rule 35d-1 will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.

INVESTMENT LIMITATIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Trust may:

     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a fund by enabling the fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Except for the HIGH INCOME, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS, a fund will not make additional investments while it has borrowings outstanding.

     2. Underwrite securities of other issuers, except that a fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.


     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry; EXCEPT THAT EACH TARGET RETIREMENT AND ALLOCATION FUND may invest more than 25% of its assets in any one affiliated underlying fund. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.


     4. Purchase physical commodities or enter into contracts requiring the delivery or receipt of physical commodities.

     5. Purchase or sell real estate, except a fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     6. Issue senior securities as defined in the Investment Company Act of 1940, except as is permitted by such Act, by rules under such Act, and by SEC positions with respect to the issuance of obligations which might be deemed senior securities.

     7. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a fund shall not be deemed to be the making of loans) except that a fund may purchase securities subject to repurchase agreements under policies established by the Trustees and may make loans of securities as permitted by applicable law.


     8. With respect to 75% of the fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities and, for the TARGET RETIREMENT AND ALLOCATION FUNDS, the securities of other investment companies), if (i) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.


Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering the Fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

The MONEY MARKET FUND may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may not purchase securities on margin or sell short. However, each fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

Notwithstanding the foregoing investment limitations, the underlying funds in WHICH THE TARGET AND ALLOCATION FUNDS may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting an Allocation Fund to engage indirectly in investment strategies that may be prohibited under the investment limitations listed above. The investment restrictions of each underlying fund are set forth in the prospectus and SAI for that underlying fund.

TEMPORARY DEFENSIVE POSITIONS

Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund may invest up to 100% in money market securities.

PORTFOLIO TURNOVER

While the MONEY MARKET FUND is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations.

Each fund will trade securities held by it whenever, in the Investment Adviser's view, changes are appropriate to achieve the stated investment objectives. Other than the DIVERSIFIED INCOME and MID CAP GROWTH FUNDS, the Investment Adviser does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Although the Investment Adviser makes no assurances, it is expected that the annual portfolio turnover rate for each fund will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year.

MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds.

The Board, from time to time, may include individuals who may be deemed to be affiliated persons of MEMBERS Capital Advisors (MCA), the funds' investment adviser. At all times, however, a majority of Board members will not be affiliated with MCA or the funds.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or its Declaration of Trust.

TRUSTEES AND OFFICERS

Each Trustee and Officer oversees 32 portfolios in the fund complex, which consists of the Ultra Series Fund with 18 portfolios and the MEMBERS Mutual Funds with 14 portfolios. The address of each Trustee and Officer is 5910 Mineral Point Road, Madison, WI 53705.

INTERESTED TRUSTEES AND OFFICERS


                                                                                              NUMBER OF
                                         TERM OF OFFICE                                      PORTFOLIOS            OTHER
      NAME AND         POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION DURING     OVERSEEN IN FUND        OUTSIDE
   YEAR OF BIRTH         WITH THE FUND     TIME SERVED          PAST FIVE YEARS              COMPLEX(1)     DIRECTORSHIPS HELD
   -------------       ----------------  --------------  -------------------------------  ----------------  ------------------
David P. Marks(2, 3)   Trustee,          2006 - Present  CUNA Mutual Insurance Society,          32                CBRE
1947                   President and                     Madison, WI Chief Investment                             Realty
                       Principal                         Officer, 2005-Present                                    Finance
                       Executive
                       Officer (PEO)                     MEMBERS Capital Advisors, Inc.,
                                                         Madison, WI, President,
                                                         2005-Present

                                                         CUNA Mutual Life Insurance
                                                         Company, Madison, WI, Chief
                                                         Investment Officer,
                                                         2005-Present

                                                         Citigroup Insurance Investors,
                                                         Hartford, CT Chief Investment
                                                         Officer, 2004-2005

                                                         Cigna Investments, Hartford,
                                                         CT, Chief Investment Officer,
                                                         2002-2004

                                                         Green Mountain Partners,
                                                         Quechee, VT, 2001-2002

                                                         Allianz Investments, Westport,
                                                         CT, Chief Investment Officer,
                                                         1991-2001

(1)  Fund complex consists of the Trust and the MEMBERS Mutual Funds with 14 portfolios.

(2)  "Interested person" as defined in the 1940 Act.

(3)  Considered an "interested" trustee because of the position held with the investment advisor of the Trust.

Lawrence R. Halverson  Trustee and       1983 - Present  MEMBERS Capital Advisors, Inc.,         32                None
(2, 3) 1945            Vice President                    Madison, WI, Managing Director,
                                                         Equities, 2006-Present; Senior
                                                         Vice President, Equities,
                                                         1996-2005

Molly Nelson(2)        Chief Compliance  2005 - Present  MEMBERS Capital Advisors, Inc.,         32                None
1962                   Officer                           Madison, WI, Vice President,
                                                         Chief Compliance Officer,
                                                         2005-Present

                                                                                              NUMBER OF
                                         TERM OF OFFICE                                      PORTFOLIOS            OTHER
      NAME AND         POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION DURING    OVERSEEN IN FUND        OUTSIDE
   YEAR OF BIRTH         WITH THE FUND     TIME SERVED           PAST FIVE YEARS             COMPLEX(1)     DIRECTORSHIPS HELD
   -------------       ----------------  --------------  -------------------------------  ----------------  ------------------
                                                         Harris Associates L.P.,
                                                         Chicago, IL, Chief Compliance
                                                         Officer/Advisor, 1985-2005

Mary E. Hoffmann(2)    Treasurer         1998 - Present  MEMBERS Capital Advisors, Inc.,         32                None
1970                                                     Madison, WI, Vice
                                                         President-Finance & Operations,
                                                         2006-Present; Assistant Vice
                                                         President-Finance & Operations,
                                                         2001-2005

Holly S. Baggot(2)     Secretary and     1999 - present  MEMBERS Capital Advisors, Inc.,         32                None
1960                   Assistant                         Madison, WI, Director, Mutual
                       Treasurer                         Fund Operations, 2006-Present;
                                                         Operations Officer-Mutual Funds
                                                         2005-2006; Senior
                                                         Manager-Product & Fund
                                                         Operations, 2001-2005

Dan Owens(2)           Assistant         2000 - Present  MEMBERS Capital Advisors, Inc.,         32                None
1966                   Treasurer                         Madison, WI, Director,
                                                         Investment Operations,
                                                         2006-Present; Investment
                                                         Operations Officer, 2005-2006;
                                                         Senior Manager-Portfolio
                                                         Operations, 2001-2005

(1) Fund complex consists of the Trust and the MEMBERS Mutual Funds with 14 portfolios.

(2)  "Interested person" as defined in the 1940 Act.

(3) Considered an "interested" trustee because of the position held with the investment advisor of the Trust.

INDEPENDENT TRUSTEES

                                                                                              NUMBER OF
                                         TERM OF OFFICE                                      PORTFOLIOS            OTHER
      NAME AND         POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION DURING    OVERSEEN IN FUND        OUTSIDE
   YEAR OF BIRTH         WITH THE FUND   TIME SERVED(1)           PAST FIVE YEARS             COMPLEX(2)     DIRECTORSHIPS HELD
   -------------       ----------------  --------------  -------------------------------  ----------------  ------------------
Rolf F. Bjelland, CLU  Chairman          2006 - Present  Lutheran Brotherhood Mutual             32            Regis Corp.,
1938                                                     Funds, Chairman and President;                          Director,
                                                         1983-2002                                             1982- Present

                       Trustee           2003 - Present  Lutheran Brotherhood (now
                                                         Thrivent Financial),
                                                         Minneapolis, MN, Chief
                                                         Investment Officer, 1983-2002

Linda S. Foltz         Trustee           2006 - Present  Dougherty Consulting, LLC,              32           Direct Supply,
1950                                                     President/ Owner, 2005-Present                            Inc.
                                                                                                                 Director,
                                                         Direct Supply, Inc., Executive                        2003-Present
                                                         Vice President of Corporate
                                                         Development and Chief
                                                         Financial Officer, 1988-2005

Steven P. Riege        Trustee           2005 - Present  The Rgroup, Owner/President,            32                None
1954                                                     2001-Present

                                                         Robert W. Baird & Company,
                                                         Milwaukee, WI, Senior Vice
                                                         President Marketing and Vice
                                                         President Human Resources,
                                                         1986-2001

Richard E. Struthers   Trustee           2004 - Present  Clearwater Capital Management,          32                None
1952                                                     Minneapolis, MN, Chairman &
                                                         Chief Executive Officer,
                                                         1998-Present

(1) Independent Trustees serve in such capacity until the first to occur: (1) serving one twelve-year term as Trustee, or (2) reaching the age of 72; provided, however, that no Independent Trustee serving on the Trust's Board on the date of adoption (September 30, 2004) shall be required to resign pursuant to the terms hereto.

(2) Fund complex consists of the Trust and the MEMBERS Mutual Funds with 14 portfolios.

Set forth below for each of the Trust's Officers and Trustees other than the Independent Trustees is information regarding positions held with affiliated persons or the principal underwriter of the Trust. The Independent Trustees did not hold any such positions, other than serving as Trustees of the other portfolios in the fund complex.

                        POSITIONS HELD WITH AFFILIATED PERSONS OR   OTHER FUNDS IN FUND COMPLEX FOR
         NAME               PRINCIPAL UNDERWRITER OF THE TRUST      WHICH THE SAME POSITION IS HELD
         ----           -----------------------------------------   -------------------------------
David P. Marks          MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        President, 2005-Present; Director,          consisting of 14 portfolios
                        2006-Present

Lawrence R. Halverson   MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        Managing Director, Equities, 1996-Present;  consisting of 14portfolios
                        Senior Vice President, 1996-Present

                        POSITIONS HELD WITH AFFILIATED PERSONS OR   OTHER FUNDS IN FUND COMPLEX FOR
         NAME               PRINCIPAL UNDERWRITER OF THE TRUST      WHICH THE SAME POSITION IS HELD
         ----           -----------------------------------------   -------------------------------
Molly Nelson            MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        Vice President, Chief Compliance Officer,   consisting of 14 portfolios
                        2005-Present

Mary E. Hoffmann        MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        Vice President-Finance & Operations,        consisting of 14 portfolios
                        2006-Present; Assistant Vice
                        President-Finance & Operations, 2001-2005

Holly S. Baggot         MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        Director, Mutual Fund Operations,           consisting of 14 portfolios
                        2006-Present; Operations Officer-Mutual
                        Funds, 2005-2006; Senior Manager, Product
                        & Fund Operations, 2001-2005

Dan Owens               MEMBERS Capital Advisors, Inc.              MEMBERS Mutual Funds,
                        Director, Investment Operations,            consisting of 14 portfolios
                        2006-Present; Investment Operations
                        Officer, 2005-2006; Senior
                        Manager-Portfolio Operations, 2001-2005

TRUSTEE COMPENSATION

                                                                     TOTAL COMPENSATION FROM
      TRUSTEE NAME         AGGREGATE COMPENSATION FROM TRUST(1)   TRUST AND FUND COMPLEX (1, 2)
      ------------         ------------------------------------   -----------------------------
David P. Marks(3)                            none                               none
Lawrence R. Halverson(3)                     none                               none
Rolf F. Bjelland                          $23,250                            $46,500
Gwendolyn M. Boeke(4)                     $17,000                            $34,000
Linda S. Foltz(5)                         $   500                            $ 1,000
Richard E. Struthers                      $18,750                            $37,500
Steven P. Riege                           $17,500                            $35,000

(1)  Amounts for the fiscal year ending December 31, 2006.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds consisting of 14 portfolios.

(3)  Non-compensated interested trustee.

(4)  Ms. Boeke's service on the Board of Trustees ended on November 30, 2006.

(5)  Ms. Foltz's service on the Board of Trustees commenced on November 30,
     2006.

There have been no arrangements or understandings between any trustee or officer and any other person(s) pursuant to which (s)he was selected as a trustee or officer.

COMMITTEES

AUDIT COMMITTEE

Members: Richard E. Struthers, Chairman; Rolf F. Bjelland; Steven P. Riege and Linda S. Foltz.

Function: The Audit Committee, which has adopted and operates in accordance with a separate Audit Committee Charter, has as its purposes to meet with the Funds' independent registered public accountants to review the arrangements for and scope of the audit; discuss matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the independent registered public accountants, or other results of the audit; consider the independent registered public accountants' comments and suggestions with respect to the Fund's financial policies, accounting procedures and internal accounting controls; and review the form of audit opinion the accountants propose to render to the funds.

The Audit Committee also reviews any memoranda prepared by the independent registered public accountants setting forth any recommended procedural changes; considers the effect upon the Fund of any changes in accounting principles or practices proposed by management or the independent registered public accountants; reviews audit and non-audit services provided to the Fund by the independent registered public accountants and the fees charged for such services; considers whether to retain the accountants for the next fiscal year and evaluates the independence of the independent registered public accountants and reports to the Board of Trustees from time to time and makes such recommendations as the committee deems necessary or appropriate.

The Audit Committee met four times in 2006.

TRUSTEES' HOLDINGS

INTERESTED TRUSTEES

                        DOLLAR RANGE OF EQUITY SECURITIES   AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE              IN ULTRA SERIES FUND(1)        SECURITIES IN FUND COMPLEX(1, 2)
---------------         ---------------------------------   --------------------------------
David P. Marks                  $10,001 - $50,000                   $10,001 - $50,000
Lawrence R. Halverson             over $100,000                      over $100,000

INDEPENDENT TRUSTEES

Rolf F. Bjelland                       none                           over $100,000
Linda S. Foltz                         none                               none
Steven P. Riege                        none                               none
Richard E. Struthers                   none                         $10,001 - $50,000

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000 and over $100,000.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

SUBSTANTIAL SHAREHOLDERS

CUNA Mutual Life Insurance Company (the "Company") established the Trust as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 2007, the separate accounts of the Company and certain qualified plans were the only shareholders of the Trust.

BENEFICIAL OWNERS

As of April 1, 2007, the directors and officers as a group owned less than one percent of the Trust. In addition to its own beneficial interest in each fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 2007 no one person was known by management to have a beneficial interest in the any of the funds exceeding five percent, except as follows:

FUND           NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES   PERCENTAGE OWNERSHIP
----           ------------------------------------   ----------------   --------------------
MONEY MARKET   Maine Savings Federal Credit Union         5,213,203              5.53%
               Hampden, ME

PORTFOLIO MANAGEMENT

THE MANAGEMENT AGREEMENTS

The Management Agreement ("Agreement") requires that MCA provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies and restrictions of each fund. As compensation for its services, the Trust pays MCA a fee computed at an annualized percentage rate of the average daily value of the net assets of each fund as follows:


                                              TOTAL ADVISORY FEES           TOTAL ADVISORY FEES           TOTAL ADVISORY FEES
                             MANAGEMENT   INCURRED DURING THE FISCAL    INCURRED DURING THE FISCAL    INCURRED DURING THE FISCAL
FUND                             FEE     YEAR ENDED DECEMBER 31, 2006  YEAR ENDED DECEMBER 31, 2005  YEAR ENDED DECEMBER 31, 2004
----                         ----------  ----------------------------  ----------------------------  ----------------------------
MONEY MARKET                    0.45%             $  405,870                    $  589,529                    $  606,114
BOND                            0.55%              3,524,313                     3,299,300                     3,005,332
HIGH INCOME                     0.75%              1,080,720                       944,473                       757,465
DIVERSIFIED INCOME              0.70%              5,234,946                     5,495,728                     5,192,407
LARGE CAP VALUE                 0.60%              7,747,151                     7,290,748                     6,649,910
LARGE CAP GROWTH                0.80%              5,366,845                     5,508,758                     5,105,779
MID CAP VALUE                   1.00%              3,138,963                     2,427,324                     1,843,107
MID CAP GROWTH                  0.85%              3,194,509                     2,900,501                     2,525,958
SMALL CAP VALUE (1)             1.00%                     --                            --                            --
SMALL CAP GROWTH (1)            1.00%                     --                            --                            --
GLOBAL SECURITIES               0.95%                477,266                       327,189                       782,621
INTERNATIONAL STOCK             1.20%              1,638,213                     1,072,032                       218,954
CONSERVATIVE ALLOCATION (2)     0.30%                  4,626                            --                            --
MODERATE ALLOCATION (2)         0.30%                 15,477                            --                            --
AGGRESSIVE ALLOCATION (2)       0.30%                 10,260                            --                            --
TARGET RETIREMENT 2020 (3)      0.40%                     --                            --                            --
TARGET RETIREMENT 2030 (3)      0.40%                     --                            --                            --
TARGET RETIREMENT 2040 (3)      0.40%                     --                            --                            --


(1)Fund commenced investment operations on May 1, 2007.

(2) Fund commenced investment operations on June 30, 2006.


(3) Fund commenced investment operations on October 1, 2007.


MCA makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the funds' investment portfolios; furnishes office space for the Trust; provides the Trust with such accounting data concerning the investment activities of the Trust as is required to be prepared and files all periodic financial reports and returns required to be filed with the SEC and any other regulatory agency; continuously monitors compliance by the Trust in its investment activities with the requirements of the 1940 Act and the rules promulgated pursuant thereto; and renders such periodic and special reports as may be reasonably requested with respect to matters relating to MCA's duties.

MEMBERS CAPITAL ADVISORS, INC.

CUNA Mutual Life Insurance Company and CUNA Mutual Investment Corporation each own a one-half interest in MEMBERS Capital Advisors. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. MEMBERS Capital Advisors has servicing agreements with CUNA Mutual Insurance Society and with CUNA Mutual Life Insurance Company. CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of CUNA Mutual Insurance Society are also directors of CUNA Mutual Life Insurance Company and the two companies are managed by the same group of senior executive officers.

As of March 1, 2007, the MEMBERS Capital Advisors' directors and principal officers of the Investment Adviser are as follows:

David P. Marks          Director, Chair and President
Faye A. Patzner         Director & Secretary
Christine M. Anderson   Director & Treasurer
Thomas J. Merfeld       Director
John W. Petchler        Vice President
James H. Metz           Vice President
Molly Nelson            Chief Compliance Officer
Mary E. Hoffmann        Assistant Secretary and Assistant Treasurer
Tracy K. Lien           Assistant Secretary

THE MANAGEMENT AGREEMENTS WITH SUBADVISERS

As described in the prospectus, MCA manages the assets of the HIGH INCOME, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS using a "manager of managers" approach under which MCA may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser"). The Trust and MCA have received an order from the SEC that permits the hiring of subadvisers without shareholder approval. If MCA hires a new subadviser pursuant to the order shareholders will receive an "information statement" within 90 days of a change in subadvisers that will provide relevant information about the reason for the change and any new Subadviser(s).

Even though subadvisers have day-to-day responsibility over the management of HIGH INCOME, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, INTERNATIONAL STOCK FUNDS, and a portion of the assets of the MID CAP VALUE FUND, MCA retains the ultimate responsibility for the performance of these funds and will oversee the subadvisers and recommend their hiring, termination, and replacement.

MCA may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the HIGH INCOME, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, and INTERNATIONAL STOCK FUNDS.

THE SUBADVISER FOR THE HIGH INCOME FUND

As of the date of this prospectus, Shenkman Capital Management, Inc. (SCM) is the only subadviser managing the assets of the HIGH INCOME FUND. For its services to the fund, SCM receives a management fee from MCA, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. MCA paid a management fee to SCM as follows:

Fiscal year ended December 31    Amount
-----------------------------   --------
             2006               $529,547
             2005               $393,970

Pursuant to an investment subadvisory agreement between MCA and Massachusetts Financial Services ("MFS") that was terminated on February 28, 2005, MCA paid a management fee to MFS as follows:

Fiscal year ended December 31    Amount
-----------------------------   --------
             2005               $ 71,880
             2004               $378,702

THE SUBADVISER FOR THE MID CAP VALUE FUND

As of the date of the prospectus, Wellington Management Company, LLP ("Wellington Management") is the only subadviser managing a portion of the assets of the MID CAP VALUE FUND. For its services to the fund, Wellington Management receives a management fee from MCA, computed and accrued daily and paid monthly, on the average daily net assets managed by Wellington Management. MCA paid a management fee to Wellington Management as follows:

Fiscal year ended December 31    Amount
-----------------------------   --------
             2006               $292,346
             2005               $259,711
             2004               $254,062

THE SUBADVISER FOR THE MID CAP GROWTH FUND

As of the date of the prospectus, Wellington Management is the only subadviser managing the assets of the MID CAP GROWTH FUND. For its services to the fund, Wellington Management receives a management fee from MCA, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. MCA paid a management fee to Wellington Management as follows:

Fiscal year ended December 31     Amount
-----------------------------   ----------
             2006               $1,785,434
             2005               $1,465,134
             2004               $1,288,858

THE SUBADVISER FOR THE SMALL CAP VALUE FUND

As of the date of the prospectus, Wellington Management is the only subadviser managing the assets of the SMALL CAP VALUE FUND. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly based on the average daily net assets in the fund.

THE SUBADVISER FOR THE SMALL CAP GROWTH FUND

As of the date of the prospectus, Paradigm Asset Management Company, LLC ("Paradigm") is the only subadviser managing the assets of the SMALL CAP GROWTH FUND. For its services to the fund, Paradigm receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly based on the average daily net assets in the fund.

THE SUBADVISER FOR THE GLOBAL SECURITIES FUND

As of the date of the prospectus, Mondrian Investment Partners Limited ("Mondrian") is the only subadviser managing the assets of the GLOBAL SECURITIES FUND. For its services to the fund, Mondrian receives a management fee from MCA, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. Mondrian became the subadviser of the fund effective May 1, 2007 and therefore was not paid a management fee for the previous fiscal year.

Pursuant to an investment subadvisory agreement between MCA and Oppenheimer Funds, Inc. ("Oppenheimer") that was terminated on May 1, 2007, MCA paid a management fee to Oppenheimer as follows:

Fiscal year ended December 31    Amount
-----------------------------   --------
             2006               $250,561
             2005               $171,726
             2004               $115,248

THE SUBADVISER FOR THE INTERNATIONAL STOCK FUND

As of the date of the prospectus, Lazard Asset Management LLC ("Lazard") is the only Subadviser managing the assets of the INTERNATIONAL STOCK FUND. For its services to the fund, Lazard receives a management fee from MCA, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. MCA paid a management fee to Lazard as follows:

Fiscal year ended December 31    Amount
-----------------------------   --------
             2006               $902,365
             2005               $619,230
             2004               $468,737

PORTFOLIO MANAGERS

MEMBERS CAPITAL ADVISORS, INC. (MCA)

Compensation: Portfolio manager compensation at MCA consists of a base amount, an annual incentive award and a long-term incentive award (plus various benefits). The annual award is based primarily on the one-year and three-year performance relative to representative markets and peer groups of the specific portfolios or portions of portfolios for which the portfolio managers are responsible. Other factors in the annual award are the overall investment results of MCA for all major clients, and the financial results of MCA and its parent company, CUNA Mutual Group. The long-term incentive award is based on the overall investment results of MCA for all major clients, and is deferred for three years, during which time it is valued as if it were invested among any of several MCA-managed funds as directed by the portfolio manager.

Other Accounts Managed:

EDWARD J. MEIER - MONEY MARKET FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            1           $18.9 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             0               0                   0                   0

DEAN J. "JACK" CALL - BOND FUND and DIVERSIFIED INCOME FUND (FIXED INCOME
PORTION)

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            2          $273.6 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             0               0                   0                   0

JOHN H. BROWN - DIVERSIFIED INCOME FUND (EQUITY PORTION)

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            1          $170.2 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             5          $321.5 million           0                   0


SCOTT D. OPSAL -  ALLOCATION FUNDS and LARGE CAP VALUE FUND


                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            4          $225.6 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             0               0                   0                   0

BRUCE A. EBEL - LARGE CAP GROWTH FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            1          $123.6 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             0               0                   0                   0

LIVIA S. ASHER - MID CAP VALUE FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            1           $67.3 million           0                   0
Other Pooled Investment Vehicles           0               0                   0                   0
Other Accounts                             0               0                   0                   0

David Schlimgen - Target Retirement Funds


                                                                                            Total Assets in
                                                                         Accounts with       Accounts with
                                    Number of Other    Total Assets    Performance-Based   Performance-Based
        Types of Accounts          Accounts Managed     in Accounts      Advisory Fees       Advisory Fees
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies                                                0                   0
Other Pooled Investment Vehicles           0                 0                 0                   0
Other Accounts                             0                 0                 0                   0


Patrick Ryan - Target Retirement Funds


                                                                                            Total Assets in
                                                                         Accounts with       Accounts with
                                    Number of Other    Total Assets    Performance-Based   Performance-Based
        Types of Accounts          Accounts Managed     in Accounts      Advisory Fees       Advisory Fees
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies                                                0                   0
Other Pooled Investment Vehicles           0                 0                 0                   0
Other Accounts                             0                 0                 0                   0

Material Conflicts of Interest: MCA is not aware of any material conflicts related to the management of similar accounts.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                            DOLLAR RANGE OF EQUITY SECURITIES   AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER        IN ULTRA SERIES FUND(1)         SECURITIES IN FUND COMPLEX(1,2)
-------------------------   ---------------------------------   --------------------------------
Edward J. Meier                     $10,001 - $50,000                   $10,001 - $50,000
Dean J. "Jack" Call                        none                                None
John H. Brown                      $100,001 - $500,000                 $100,001 - $500,000
Scott D. Opsal                      $50,001 - $100,000                  $50,001 - $100,000
Bruce A. Ebel                       $10,001 - $50,000                   $10,001 - $50,000
Livia S. Asher                         $1 - $10,000                        $1 - $10,000
DAVID SCHLIMGEN
PATRICK  RYAN

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-500,000; $500,000-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

SHENKMAN CAPITAL MANAGEMENT, INC.

Compensation: Shenkman Capital Management, Inc. (SCM) offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary, and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member's merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

Portfolio Managers represent the majority of the firm's senior management. Their compensation is not formally tied to a specific list of criteria. They are compensated based on their ability to implement the firm's investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm's growth and profitability. All of the Senior Portfolio Managers are owners of the firm.

Other Accounts Managed:

MARK R. SHENKMAN

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            3          $431.4 million           0                  0
Other Pooled Investment Vehicles          12          $  1.7 billion           4             $828.1 million
Other Accounts                            82          $  8.5 billion           2             $639.1 million

FRANK X. WHITLEY

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            0               0                   0                  0
Other Pooled Investment Vehicles           1          $402.1 million           1             $402.1 million
Other Accounts                             8          $  2.3 billion           0                  0

MARK J. FLANAGAN

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            3          $431.4 million           0                   0
Other Pooled Investment Vehicles           3          $474.8 million           1             $63.4 million
Other Accounts                             8            $2.2 billion           0                   0

Material Conflicts of Interest: As a general matter, SCM attempts to minimize conflicts of interest. To that end, SCM has implemented policies and procedures for the identification of conflicts of interest, a full copy of which is set forth in the firm's Compliance Manual. In accordance with this policy, SCM has identified certain potential conflicts of interest in connection with its management of the High Income Fund.

A potential conflict of interest may arise as a result of SCM's management of other accounts with varying investment guidelines. SCM adheres to a systematic process for the approval, allocation and execution of trades. It is SCM's basic policy that investment opportunities be allocated among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Moreover, SCM may purchase a security for one client account while appropriately selling that same security for another client account. Certain accounts managed by SCM may also be permitted to sell securities short. Accordingly, SCM and its employees may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When SCM or its employees engages in short sales of securities they could be seen as harming the performance of one or more clients, including the High Income Fund, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, SCM and its employees may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. SCM also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding. SCM may purchase these securities for its client accounts, including for the High Income Fund. Additionally, SCM is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa.

SCM permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, SCM has an obligation to assure that its team members do not "front-run" trades for clients or otherwise favor their own accounts. To that end, SCM maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear trades in securities of non-investment grade rated companies as well as shares of mutual funds for which SCM acts as sub-adviser.

SCM is entitled to receive performance fees from certain client accounts. The existence of those fees may incentivize the portfolio managers to disproportionately allocate investment opportunities to these accounts. SCM maintains an allocation policy and the firm's Chief Compliance Officer periodically reviews dispersion among the accounts and allocations to ensure that they are being allocated among all eligible accounts in an equitable manner.

SCM may execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where SCM believes there is no disadvantage to its clients, these "cross trade" transactions may nonetheless create an inherent conflict of interest because SCM has a duty to obtain a price equitable for both the selling client and the purchasing client. When engaging in cross transactions, SCM ensures that all parties to the transaction receive at least as favorable a price as would be received if the transaction were executed on the open market.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                              DOLLAR RANGE OF EQUITY      AGGREGATE DOLLAR RANGE
                            SECURITIES IN ULTRA SERIES   OF EQUITY SECURITIES IN
NAME OF PORTFOLIO MANAGER            FUND(1)                FUND COMPLEX(1, 2)
-------------------------   --------------------------   -----------------------
Mark R. Shenkman                       none                         none
Frank X. Whitley                       none                         none
Mark R. Flanagan                       none                         none
Robert Stricker                        none                         none
Steven Schweitzer                      none                         none

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-$500,000; $500,001-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

WELLINGTON MANAGEMENT COMPANY, LLP

Compensation: Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to its sub-advisory agreements with MCA. The following information relates to the fiscal year ended December 31, 2006.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professionals listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") includes a base salary and incentive components. The base salaries for partners of Wellington Management are determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professional's experience and performance in their respective roles. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's Business Manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in a partner-funded, tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Boggan and O'Brien are partners of the firm.

                        BENCHMARK INDEX AND/OR PEER
                          GROUP FOR THE INCENTIVE
        FUND                      PERIOD*
--------------------   -----------------------------
Mid Cap Growth Fund    Russell 2500(TM) Growth IndEX
Mid Cap Value Fund     Russell 2500(TM) Value IndeX
Small Cap Value Fund   Russell 2000(R) Value Index

*    Mr. Boggan began managing the Mid Cap Growth Fund effective May 1, 2006.

Other Accounts Managed:
TIMOTHY J. MCCORMACK - MID CAP VALUE FUND and SMALL CAP VALUE FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS   PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            6          $846.9 million           0                   0
Other Pooled Investment Vehicles           3          $230.1 million           0                   0
Other Accounts                            15            $1.1 billion           1             $69.4 million

STEPHEN T. O'BRIEN - MID CAP VALUE FUND and SMALL CAP VALUE FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS   PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            6          $846.9 million           0                   0
Other Pooled Investment Vehicles           3          $230.1 million           0                   0
Other Accounts                            15            $1.1 billion           1             $69.4 million

SHAUN F. PEDERSON - MID CAP VALUE FUND and SMALL CAP VALUE FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS   PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            6          $846.9 million           0                   0
Other Pooled Investment Vehicles           3          $230.1 million           0                   0
Other Accounts                            15            $1.1 billion           1             $69.4 million

FRANCIS J. BOGGAN - MID CAP GROWTH FUND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS   PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            6          $465.2 million           0                   0
Other Pooled Investment Vehicles           8          $579.2 million           0                   0
Other Accounts                            19            $1.6 billion           1             $126.6 million

Material Conflicts of Interest: Individual Investment Professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Funds' Investment Professionals generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                            DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR
                              SECURITIES IN ULTRA    RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER       SERIES FUND(1)          IN FUND COMPLEX(1, 2)
-------------------------   ----------------------   --------------------------
Francis J. Boggan                    none                       none
Steven T. O'Brien                    none                       none
Timothy J. McCormack                 none                       none
Shaun F. Pederson                    none                       none

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-$500,000; $500,001-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

PARADIGM ASSET MANAGEMENT COMPANY, LLC

Compensation: Paradigm Asset Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to its sub-advisory agreements with MEMBERS Capital Advisors. The following information relates to the period ended December 31, 2006.

Paradigm Asset Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Paradigm's compensation of the investment professionals listed in the prospectus who are primarily responsible for the day-to-day management of the funds ("Investment Professionals") includes a base salary and a share of the firm's profits, if any, through their partnership interest in the firm.

Other Accounts Managed:
JAMES E. FRANCIS

                                                                                             TOTAL ASSETS IN
                                                                           ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS     PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS        ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------     -----------------   -----------------
Registered Investment Companies            1              $5.0 million           0                  0
Other Pooled Investment Vehicles           0                 0                   0                  0
Other Accounts                            27          $1,014.4 million           1            $40.9 million

JEFFREY E. MARCUS

                                                                                             TOTAL ASSETS IN
                                                                           ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS     PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS        ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------     -----------------   -----------------
Registered Investment Companies            1              $5.0 million          0                   0
Other Pooled Investment Vehicles           0                 0                  0                   0
Other Accounts                            27          $1,014.4 million          1             $40.9 million

GREGORY PAI

                                                                                             TOTAL ASSETS IN
                                                                           ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER     TOTAL ASSETS     PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS        ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------     -----------------   -----------------
Registered Investment Companies            1              $5.0 million          0                   0
Other Pooled Investment Vehicles           0                 0                  0                   0
Other Accounts                            27          $1,014.4 million          1             $40.9 million

Material Conflicts of Interest: Individual investment professionals at Paradigm Asset Management manage multiple portfolios for multiple clients. These accounts may include, but not be limited to, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Investment Professionals make investment decisions for the fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Paradigm Asset Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the fund to Paradigm Asset Management. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Paradigm Asset Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Paradigm Asset Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Paradigm Asset Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics. Paradigm Asset Management periodically assesses whether its Investment Professionals have adequate time and resources to effectively manage their various client mandates.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                            DOLLAR RANGE OF EQUITY    AGGREGATE DOLLAR RANGE
                              SECURITIES IN ULTRA    OF EQUITY SECURITIES IN
NAME OF PORTFOLIO MANAGER       SERIES FUND(1)          FUND COMPLEX(1, 2)
-------------------------   ----------------------   -----------------------
James E. Francis                     none                      none
Jeffrey E. Marcus                    none                      none
Gregory Pai                          none                      none

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-$500,000; $500,001-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

MONDRIAN INVESTMENT PARTNERS LIMITED

Compensation: Mondrian has the following programs in place to retain key investment staff:

Competitive Salary - All investment professionals are remunerated with a competitive base salary.

Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

Equity Ownership - Mondrian is majority management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee. In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan. All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

The guiding principle of the company's compensation program is to enable it to retain and motivate a team of high quality employees with remuneration and long-term equity incentives that are appropriately competitive, well-structured and which align the aspirations of individuals with those of the company. Through widespread equity ownership, we believe that Mondrian as an owner operated business provides an excellent incentive structure that is highly likely to continue to attract, hold and motivate a talented team.

Other Accounts Managed:

DAVID G. TILLES

                                                                                          TOTAL ASSETS IN
                                                                       ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER   TOTAL ASSETS   PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED    IN ACCOUNTS     ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   ------------   -----------------   -----------------
Registered Investment Companies            *                *                *                   *
Other Pooled Investment Vehicles           *                *                *                   *
Other Accounts                             *                *                *                   *

* As Managing Director and Chief Investment Officer, David G. Tilles has overall responsibility for all accounts.

CLIVE A. GILLMORE

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            4          $4,242 million           0                  0
Other Pooled Investment Vehicles           2          $1,811 million           0                  0
Other Accounts                            24          $4,071 million           0                  0

ELIZABETH A. DESMOND

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            9          $2,528 million           0                  0
Other Pooled Investment Vehicles           1          $2,688 million           0                  0
Other Accounts                            16          $8,314 million           0                  0

NIGEL G. MAY

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            4          $  870 million           0                 0
Other Pooled Investment Vehicles           2          $    3 million           0                 0
Other Accounts                            20          $8,203 million           1              $434 million

BRENDAN BAKER

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            3           $460 million            0                   0
Other Pooled Investment Vehicles           0              0                    0                   0
Other Accounts                             2           $188 million            0                   0

Conflict of Interest Policy: Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities together with a summary of Mondrian's policy in that area:

Dealing in investments as Principal and the Provision of Seed Capital. Mondrian generally does not trade for its own account. However, two Mondrian affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

Dealing in investments as agent for more than one party. Mondrian addresses the potential conflicts of interest that arise where a firm manages multiple client portfolios through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients.

Allocation of Investment Opportunities. Mondrian's policy requires that investment opportunities should be allocated among clients in an equitable manner. For equity portfolios Mondrian makes stock selection decisions at committee level. Those stocks identified as investment opportunities are added to Mondrian's list of approved stocks ("Stock List"). Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. For bond portfolios investment decisions are also committee based, and all bond portfolios governed by the same or a similar mandate are structured in the same way. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. Clients with performance-based fees shall be allocated investment opportunities in the same way as clients whose fees are not performance-based.

Allocation of Aggregated Trades. Mondrian's policy requires that all allocations must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

Soft Dollar Arrangements. Mondrian does not have any soft dollar arrangements in place with brokers. Dual Agency/Cross Trade. Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. Mondrian may from time to time act as agent for both parties with respect to transactions in investments. If Mondrian proposes to act in such capacity the Portfolio Manager will first: (a) obtain approval from the Chief Compliance Officer; and (b) inform the client of the capacity in which Mondrian is acting.

Transacting client trades with an affiliated broker. Mondrian does not currently have any affiliated brokers.

Fees. Mondrian charges fees as proportion of assets under management. In a very limited number of situations, in addition to this fee basis, these accounts also include a performance fee basis. The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedure for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements (see above).

Employee Personal Dealings. Mondrian has arrangements in place to ensure that none of its directors, officers or employees effects any transaction on their own account which conflicts with client interests. These individuals are also prohibited from procuring any other person to enter into such a transaction (except in the proper course of their employment). For the purposes of clarity, this will include, but is not limited to, anyone connected with that individual by reason of a domestic or business relationship (other than as arises solely because that person is a Mondrian client) such that the individual has influence over that person's judgement as to how to invest his property or exercise any rights attaching to his Investments. Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

Gifts and Entertainment (received). In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. Mondrian has a policy which generally requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 generally require pre-approval).

Gifts and Entertainment (given). In the normal course of business Mondrian employees may provide gifts and entertainment to third parties. Mondrian has a policy which generally requires that gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 generally require pre-approval).

Compensation. Mondrian's compensation arrangements are designed to attract and retain high calibre staff. The compensation structure does not provide incentives for any member staff to favour any client (or group of clients). Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Mondrian's Compliance Monitoring Program incorporates periodic reviews of areas where the above listed conflicts of interest might arise. Compliance with Mondrian's policies and procedures is monitored using exception reporting, as well as regular review, testing and evaluation of the appropriateness of the procedures.

Any apparent violations of the above procedures will be investigated and reported to the Chief Compliance Officer, who will determine any action necessary.

Any material findings would be reported to senior management and the Mondrian Compliance Committee (a sub-committee of the Company's Board) and, where required, any relevant regulator.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                                DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF
                               EQUITY SECURITIES           EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER   IN ULTRA SERIES FUND(1)      IN FUND COMPLEX (1,2)
-------------------------   -----------------------   -------------------------
David G. Tilles                       none                       none
Clive A. Gillmore                     none                       none
Elizabeth A. Desmond                  none                       none
Nigel G. May                          none                       none
Brendan Baker                         none                       none

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-$500,000, $500,001-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

LAZARD ASSET MANAGEMENT, LLP

Compensation: Lazard's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the International Stock. Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors:
(i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts;
(iii) ability and willingness to develop and share ideas on a team basis; and
(iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard Asset Management. The plan offers permanent equity in Lazard Asset Management to a significant number of its professionals, including portfolio managers, as determined by the Board of Directors of Lazard Asset Management, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.

Other Accounts Managed:

JOHN R. REINSBERG

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            14         $771.0 million           1              $1.3 billion
Other Pooled Investment Vehicles           32          $22.6 million           0                 0
Other Accounts                           1059          $10.8 billion           0                 0

MICHAEL A. BENNETT

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies             9           $3.5 billion           1              $1.3 billion
Other Pooled Investment Vehicles           25         $215.0 million           0                 0
Other Accounts                           1034          $24.6 million           0                 0

MICHAEL G. FRY

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies             9           $3.5 billion           1              $1.3 billion
Other Pooled Investment Vehicles           54           $1.3 billion           0                 0
Other Accounts                           1234          $47.0 million           0                 0

JAMES DONALD

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            12          $34.1 million           1              $1.3 billion
Other Pooled Investment Vehicles           41          $30.1 million           1             $74.6 million
Other Accounts                            268         $143.8 million           0                 0

BRIAN PESSIN

                                                                                            TOTAL ASSETS IN
                                                                         ACCOUNTS WITH       ACCOUNTS WITH
                                    NUMBER OF OTHER    TOTAL ASSETS    PERFORMANCE-BASED   PERFORMANCE-BASED
        TYPES OF ACCOUNTS          ACCOUNTS MANAGED     IN ACCOUNTS      ADVISORY FEES       ADVISORY FEES
--------------------------------   ----------------   --------------   -----------------   -----------------
Registered Investment Companies            1          $832.5 million           0                  0
Other Pooled Investment Vehicles          32          $276.6 million           1             $293.1 million
Other Accounts                            34          $287.6 million           0                  0

Material Conflicts Related to Management of Similar Accounts: Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund. Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund. As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts. A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

AS OF DECEMBER 31, 2006, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS:

                                DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF
                               EQUITY SECURITIES          EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER   IN ULTRA SERIES FUND(1)      IN FUND COMPLEX(1, 2)
-------------------------   -----------------------   -------------------------
John R. Reinsberg                     none                       none
Michael A. Bennett                    none                       none
Michael G. Fry                        none                       none
James Donald                          none                       none
Brian Pessin                          none                       none

(1)  Dollar ranges are as follows: None; $1-$10,000; $10,001-$50,000;
     $50,001-$100,000; $100,001-$500,000; $500,001-$1 million and over $1 million.

(2) Fund complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

TRANSFER AGENT

CUNA Mutual Life Insurance Company ("CUNA Mutual"), 2000 Heritage Way, Waverly IA 50677, is the transfer agent for the Trust. As transfer agent, CUNA Mutual maintains the shareholder records and reports.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the custodian for the securities and cash of the Trust. The custodian holds for the Trust all securities and cash owned by the Trust, and receives for the Trust all payments of income, payments of principal or capital distributions with respect to securities owned by the Trust. Also, the custodian receives payment for the shares issued by the Trust. The custodian releases and delivers securities and cash upon proper instructions from the Trust. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Trust uses automated instructions and a cash data entry system to transfer monies to and from the Trust's account at the custodian.

PRINCIPAL UNDERWRITER AND DISTRIBUTION OF FUND SHARES

As described in the Prospectus, the Trust does not offer its shares directly with the public. Shares of the Trust are currently issued and redeemed through CUNA Brokerage Services, Inc. ("CBSI"), pursuant to a Distribution Agreement between the Trust and CBSI. CBSI's principal place of business is located at 5910 Mineral Point Road, Madison, WI 53705. CBSI is an affiliate of MCA, and is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. Shares of the Trust are purchased and redeemed at NAV (see "Net Asset Value of Shares" below). The Distribution Agreement provides that CBSI will use its best efforts to render services to the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Trust or its shareholders.

CBSI has not received underwriting commissions from the Trust for any of the last three fiscal years.

The table below shows the commissions and other compensation received by each principal underwriter, who is an affiliated person of the Trust or an affiliated person of that affiliated person, directly or indirectly, from the Trust during the Trust's most recent fiscal year:

                                NET UNDERWRITING   COMPENSATION ON
                                  DISCOUNTS AND    REDEMPTIONS AND    BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER      COMMISSIONS       REPURCHASES     COMMISSIONS   COMPENSATION
-----------------------------   ----------------   ---------------   -----------   ------------
CUNA Brokerage Services, Inc.         none               none            none          none

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Trust, on behalf of each of the funds, has adopted the proxy voting policies and procedures of MCA and the applicable subadvisers, the summaries of which may be found in Appendix A hereto. The policies and procedures are used to determine how to vote proxies relating to the funds' portfolio securities. Included in the policies and procedures are procedures that are used on behalf of the funds when a vote presents a conflict of interest between the interests of: (1) the funds' shareholders and (2) MCA, the funds' subadvisers (if any) and CUNA Brokerage Services, Inc. ("CBSI"), the Trust's principal underwriter.

Form N-PX, which contains the proxy voting records for each of the funds for the most recent twelve-month period is available to shareholders at no cost on the SEC's website at WWW.SEC.GOV.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders, variable contract owners, and plan participants. Accordingly, the funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the funds' portfolio holdings is in the best interest of the funds' shareholders, variable contract owners, and plan participants in the manner described below. Various non-fund advisory clients of MEMBERS Capital Advisors, Inc. (MCA) may hold portfolio securities substantially similar to those held by the funds. Although MCA has also adopted policies and procedures regarding the selective disclosure of the contents of those other clients' portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the funds' portfolio holdings.

The funds' portfolio holdings are made public, as required by law, in the Trust's annual and semi-annual reports. These reports are filed with the SEC and mailed to variable contract owners and plan participants within 60 days after the end of the relevant fiscal period. In addition, as required by law, the funds' portfolio holdings as of fiscal quarter end are reported to the SEC within 60 days after the end of the funds' first and third fiscal quarters and are available to any interested person.

The funds' portfolio holdings information may be disseminated more frequently, or as of different periods, than as described above only when legitimate business purposes of the funds are served and the potential and actual conflicts of interest between the interests of fund shareholders, variable contract owners, and plan participants, and those of the funds' affiliates are reviewed and considered. Selective disclosures could be considered to serve the legitimate business purposes of the funds, if: (1) done to further the interests of the funds or (2) the disclosure is not expected to result in harm to the funds (such harm could occur by permitting third parties to trade ahead of, or front run, the funds or to effect trades in shares of the funds with information about portfolio holdings that other potential investors do not have). For example, the funds may provide portfolio holdings information to certain vendors that provide services that are important to the operations of the funds, or that assist MCA in providing services to the funds or in conducting its investment management business activities in general. Potential and actual conflicts of interest between the funds and their affiliates must also be reviewed and considered. For example, there may be situations where the disclosure facilitates portfolio management activities or the potential growth of the funds, which could legitimately serve the common interests of both the funds and MCA. However, selective disclosures should not be made for the benefit of MCA or its affiliates without also considering whether the disclosure would be in the interests of the funds or, at a minimum, result in no harm to the funds.

Currently, the funds' portfolio holdings information is disseminated in the manner set forth above as required by law, and as set forth below. Neither the Trust, nor MCA or its affiliates, may receive any compensation in connection with an arrangement to make available information about the funds' portfolio holdings.


WITH THE EXCEPTION OF THE TARGET RETIREMENT AND ALLOCATION FUNDS, each fund's top ten holdings are made public by publication on the Trust's website on a quarterly basis, 15 days after the end of the quarter. The Trust may distribute, on a monthly basis, portfolio holdings to mutual fund evaluation services such as Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Trust, for the purpose of efficient trading and receipt of relevant research, provided that (a) a minimum of 30 days has passed since the end of the applicable month and (b) the recipient does not regularly distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the information becomes public.



THE TARGET RETIREMENT AND ALLOCATION FUNDS Invest primarily in other mutual funds and ETFs. Since the conflicts associated with front running, trading ahead of, or effecting trades in shares of the securities held has been mitigated due to the fund of funds structure, the Target Retirement and Allocation Funds holdings will be made public 10 days after each month end.

The portfolio holdings information of those investment portfolios of the Funds that only invest in fixed-income securities may, at the discretion of MCA or any applicable subadviser, provide month-end portfolio holdings information to broker-dealers with a three or four day lag. Such information will only be provided to those broker-dealers that enter into a form of a confidentiality agreement that has been approved by the Trust's CCO.

The funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the funds' custodians, auditors, investment advisers, administrator, and each of their respective affiliates and advisers. Wellington Management discloses portfolio holdings to the following providers: Brown Brothers Harriman & Co. - corporate actions coordination and trade confirmations (daily); FactSet Research Systems, Inc.-analytics (daily); Investment Technology Group, Inc. - analytics (weekly); Automated Data Processing, Inc. (formerly IRRC) - proxy voting (daily); and State Street Investment Manager Solutions - operational functions related to OTC derivative swap products (daily). SCM discloses portfolio holdings of the High Income Fund to the following service providers for the sole purpose of assisting SCM in performing its services as subadviser to the High Income Fund: FactSet Research Systems, Inc. - analytics (daily); and Bloomberg, L.P. - trade order management system (daily).

Any exceptions to the above disclosure rules must be pre-approved by the Trust's CCO. The Board shall, on an annual basis, receive a report detailing the recipients of the portfolio holdings information and the reason for such disclosures. There can be no assurance that the funds' policies and procedures on disclosure of portfolio holdings will protect the funds from misuse of such information by individuals or entities that come into possession of the information.

CODES OF ETHICS

The Trust has adopted a code of ethics under Rule 17j-1 of the 1940 Act. The code of ethics covers the conduct (including the personal securities transactions) of each of the Trust's officers and trustees, as well as of any employees of MEMBERS Capital Advisors, including those employees who participate in the selection of securities or who have access to information regarding the Trust's pending purchases and sales of securities (collectively referred to as "Covered Persons"). MEMBERS Capital Advisors and each of the funds' subadvisers have adopted a code of ethics that covers the conduct and personal securities transactions of its officers, managers, and employees, including its Covered Persons. Likewise, CBSI, the principal underwriter of the Trust, has adopted a code of ethics covering the conduct and personal securities transactions of its officers, directors, and employees, including its Covered Persons.

In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, by the Trust or by any Covered Persons of the Trust. Specifically, the codes restrict Covered Persons in their purchases of securities in an initial public offering and in private offerings of securities. The codes of ethics also establish certain "blackout periods" during which: (1) no Covered Person may acquire ownership of a security on a day during which the Trust has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any fund may purchase or sell any security within seven days before or after the Trust purchases or sells the security. Certain specified transactions are exempt from the provisions of the codes of ethics.

BROKERAGE

MCA and the Subadvisers are responsible for: (1) decisions to buy and sell securities for each of the funds, (2) the selection of brokers and dealers to effect such transactions, and (3) the negotiation of brokerage commissions, if any, charged on such transactions.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution and other services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. Where transactions are made in the over-the-counter market, the Trust will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Securities purchased from dealers serving as market makers will include a spread between the bid and ask price, which is the amount of compensation to the dealer.

The Trust expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases.


WITH RESPECT TO THE TARGET RETIREMENT AND ALLOCATION FUNDS, shares of underlying funds, except for exchange traded funds ("ETFs"), will be purchased in principal transactions directly from the issuer of the underlying fund and brokers will not be used. THE TARGET RETIREMENT AND ALLOCATION FUNDS will not incur any commissions or sales charges when they purchase sales of the underlying funds, except for ETFs, which are traded on a securities exchange.


In effecting transactions in portfolio securities, MCA and the Subadvisers give primary consideration to obtaining best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations. Although MCA and the Subadvisers generally will seek reasonably competitive spreads or commissions, the funds do not necessarily pay the lowest commission available. In the selection of brokers and dealers to execute portfolio transactions, MCA and the Subadvisers are authorized to consider not only prices and rates of brokerage commissions, but also other relevant factors, including without limitation: (1) the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), (2) the broker or dealer's execution capabilities, including its operational facilities, (3) the efficiency with which the transaction is effected, (4) the ability to effect the transaction where a large block of securities is involved, (5) the availability of the broker to stand ready to execute potentially difficult transactions in the future, (6) the financial strength and stability of the broker, (7) research, brokerage and other services provided by such broker or dealer when MCA or a Subadviser believes that such services will enhance its general portfolio management capabilities, and (8) the risk to such broker or dealer of positioning a block of securities. Such considerations are judgmental and are weighed by MCA and the Subadvisers in determining the overall reasonableness of brokerage commissions paid.

With regard to (7) above, the research and brokerage services may be provided by third-parties and are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Any such research and brokerage services provided by brokers to the Trust or to MCA and the Subadvisers is considered to be in addition to and not in lieu of services required to be performed by MCA and the Subadvisers. Such services are used by MCA and the Subadvisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for the funds may be used in managing other investment accounts. Conversely, brokers or dealers furnishing such services may be selected for the execution of transactions of other accounts, whose aggregate assets are far larger than those of the funds, and the services furnished by such brokers or dealers may be used by MCA and the Subadvisers in providing investment advisory services for the funds. Therefore, the correlation of the cost of research to MCA' individual clients, including the Trust, is indeterminable and cannot practically be allocated among the Trust and MCA' or the Subadvisers' other clients.

Consistent with the above, the Trust may effect principal transactions with a broker or dealer that furnishes brokerage or research services. Such transactions include certain "riskless principal" transactions through certain dealers in the over-the-counter market under which commissions are paid on such transaction. Accordingly, the net prices or commission rates charged by any such broker or dealer may be greater than the amount another firm might charge if MCA or the Subadviser determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Trust.

On occasions when MCA or a Subadviser determines that the purchase or sale of a security is in the best interest of a fund as well as its other advisory clients (including any other fund or other advisory account for which MCA, the Subadviser or an affiliate acts as investment adviser), MCA or the Subadviser, to the extent permitted by applicable laws and regulations, may aggregate the securities being sold or purchased for the fund with those being sold or purchased for such other customers in order to obtain the best net price and most favourable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, is made by MCA or a Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a fund. MCA and the subadvisers have established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated without prior notice to shareholders.

The Trust paid the following amounts in brokerage commissions for the fiscal years ended December 31:


FUND                             2006        2005       2004
----                          ----------   --------   --------
Money Market                  $       --   $     --   $     --
Bond                          $       --   $     --   $     --
Diversified Income            $  362,302   $283,361   $ 91,381
Large Cap Value               $  409,549   $308,463   $281,235
Large Cap Growth              $  674,287   $457,824   $291,086
High Income                   $    4,127   $  6,800   $  2,554
Mid Cap Growth                $1,535,055   $502,014   $605,448
Mid Cap Value                 $  317,422   $152,591   $117,500
Small Cap Growth (1)          $       --   $     --   $     --
Small Cap Value (1)           $       --   $     --   $     --
International Stock           $  252,095   $150,772   $119,889
Global Securities             $   26,298   $ 31,016   $ 20,868
Conservative Allocation (2)   $       --   $     --   $     --
Moderate Allocation (2)       $      143   $     --   $     --
Aggressive Allocation (2)     $      210   $     --   $     --


(1)  Fund commenced investment operations on May 1, 2007.

(2)  Fund commenced investment operations on June 30, 2006.

During the fiscal year ended December 31, 2006, the Trust paid $1,254,148 in brokerage commissions to firms for providing research services involving approximately $1,307,966,402 of transactions. The provision of research services was not necessarily a factor in the placement of all of this business with such firms; however, as a general matter, trades may be placed on behalf of the funds with firms that provide research, subject to seeking to achieve best execution and compliance with applicable laws and regulations.

SHARES OF THE TRUST

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the 15 funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized one class of shares of the fund, designated as Class Z. Additional classes of shares may be offered in the future.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares (if more than one class of shares is available) will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to a class of shares will be borne exclusively by that class; (ii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on the share class purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

LIMITATION OF TRUSTEE AND OFFICER LIABILITY

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

LIMITATION OF INTERSERIES LIABILITY

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined.

VOTING RIGHTS

Pursuant to current interpretations of the 1940 Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Trust may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Trust shall be entitled to one vote for each full dollar of NAV and a fractional vote for each fractional dollar of NAV attributed to the shareholder.

The Trust is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares (by NAV) and the Declaration of Trust sets out procedures to be followed.

CONFLICTS OF INTEREST

Because shares of the Trust are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of:
(1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Trust does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Trust's shares support different types of variable insurance contracts. However, the Trust's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Trust held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

NET ASSET VALUE OF SHARES

The NAV per share is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.

MONEY MARKET FUND

The Trustees have determined that the best method currently available for determining the NAV for the MONEY MARKET FUND is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the 1940 Act. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the NAV per share as computed for the purpose of maintaining an NAV of $1.00 per share. The procedures include periodically monitoring, as deemed appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the NAV per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (0.5%) between the two. The Trustees will take such steps as they consider appropriate (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the MONEY MARKET FUND limit its investments to instruments which the Adviser determines will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Adviser. It also calls for the MONEY MARKET FUND to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable NAV of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the MONEY MARKET FUND will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the MONEY MARKET FUND to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the MONEY MARKET FUND will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares of the MONEY MARKET FUND (computed by dividing the annualized daily income by the NAV) will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield of shares the MONEY MARKET FUND will tend to be lower than if the valuation were based upon market prices and estimates.

PORTFOLIO VALUATION

Securities and other investments are valued as follows. Equity securities listed on any U.S. or foreign stock exchange or listed and traded on the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (NOCP)). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices (where only bid price and asked price is quoted, or the spread between bid and asked prices is substantial, quotations for a several-day period are used to establish value) and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MCA's option, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

A fund's investments will be valued at fair value if in the judgment of the Valuation Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing or foreign exchange;

other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

DIVIDENDS, DISTRIBUTIONS AND TAXES

It is the intention of the Trust to distribute substantially all of the net investment income and realized capital gains as follows:

(i) Dividends on the MONEY MARKET FUND will be declared daily and reinvested daily in additional full and fractional shares of the respective fund, unless otherwise directed;

(ii) Dividends of ordinary income, if any, from the BOND FUND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, INTERNATIONAL STOCK, TARGET RETIREMENT 2020, TARGET RETIREMENT 2030, TARGET RETIREMENT 2040, CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, and AGGRESSIVE ALLOCATION FUNDS will be declared and reinvested annually in additional full and fractional shares of the respective fund, unless otherwise directed; and

(iii) All net realized short-term and long-term capital gains of each fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company

Each fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which the Trust intends each fund to do, then under the provisions of Subchapter M of the Code the fund should have little or no liability for federal income taxes. In particular, a fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a "qualified publicly traded partnership"; and (2) at the close of each quarter of the fund's taxable year, (a) at least 50% of the value of the fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships."

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the "excise tax avoidance requirements"). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, such as a fund, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, or parties that contributed in aggregate $250,000 or less in seed money to the fund. The funds are therefore not subject to the excise tax.

Section 817(h) Diversification Requirements

Each fund also intends to comply with Section 817(h) of the Code and the regulations issued there under, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the funds) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued there under. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), a fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     - no more than 55% of a fund's total assets may be represented by any one investment

     -    no more than 70% by any two investments

     -    no more than 80% by any three investments

     -    no more than 90% by any four investments

Section 817(h) also provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year a fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a fund fails to qualify as a regulated investment company, or otherwise fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations there under, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the funds' investment advisers and subadvisers and each fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the fund's investment adviser and subadvisers might otherwise select.

Capital Loss Carryforwards

As of December 31, 2006, the following funds have capital loss "carryforwards" as indicated below. To the extent provided in the Code and regulations there under, a fund may carry forward such capital losses to offset realized capital gains in future years.

                   CARRYOVER EXPIRING IN:
                   -------------------------------------------------------------------------------------------
FUND                 2007        2008      2009      2010         2011         2012         2013        2014
----               --------   ----------   ----   ----------   ----------   ----------   ----------   --------
Bond               $235,991   $7,577,224     --   $1,857,702   $  104,606   $1,560,242   $1,445,891   $816,322
Large Cap Growth         --           --     --           --   $3,762,903           --           --         --

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by a fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a fund's assets to be invested within various countries is not now known. The Trust intends that each fund will operate so as to qualify for applicable treaty-reduced rates of tax.

If a fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable fund to recognize taxable income or gain without the concurrent receipt of cash. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

Each fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each fund must meet the 90% distribution requirement to qualify as a regulated investment company, a fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

A fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer losses of the fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a fund, (2) could require the fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company, the Trust seeks to monitor transactions of each fund, seeks to make the appropriate tax elections on behalf of each fund and seeks to make the appropriate entries in each Fund's books and records when the fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

CONTRACT OWNER TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a fund generally are not subject to federal income tax on fund earnings or distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust's Board of Directors have appointed Deloitte & Touche LLP, independent registered public accounting firm, located at 111 S. Wacker Drive, Chicago, Illinois 60606, to perform the 2007 annual audits of the Funds.

          APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES
                                ULTRA SERIES FUND


Each of the funds has adopted the proxy voting policies and procedures of its investment adviser, MEMBERS Capital Advisors, Inc. (MCA), and/or its respective subadviser: Shenkman Capital Management, Inc. (SCM) in the case of the High Income Fund, Wellington Management Company, LLP (Wellington Management) in the case of the Mid Cap Growth Fund, Small Cap Value Fund, and a portion of the Mid Cap Value Fund, Paradigm Asset Management Company, LLC ("Paradigm") in the case of the Small Cap Growth Fund, Mondrian Investment Partners Limited (MIP) in the case of the Global Securities Fund, and Lazard Asset Management LLC (Lazard) in the case of the International Stock Fund.

The proxy voting policies and procedures for MCA, SCM, Wellington Management, MIP and Lazard are found below, and collectively constitute the proxy voting policies and procedures of the Ultra Series Fund effective as March 1, 2007.

                         MEMBERS CAPITAL ADVISORS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

MEMBERS Capital Advisors, Inc. (MCA) has approved the following proxy voting policies and procedures with respect to securities owned by MEMBERS Mutual Funds
(MMF) and the Ultra Series Fund ((USF), and collectively with MMF, the "Trusts"), and held on behalf of accounts established on behalf of certain pension plan participants and beneficiaries, and other clients having assets under management with MCA (collectively, the "MCA Clients") for which such clients MCA serves as the investment adviser and for which MCA has the power to vote proxies.

These policies and procedures include:

     -    A centralized review, recommendation and voting procedure;

     -    Established guidelines for voting on proxy issues;

     -    A recordkeeping system to monitor proxies and votes; and

     -    A record retention and disclosure system.

POLICY STATEMENT

It is the policy of MCA and of each Trust that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to any interest by MCA or its affiliates' related to sales, distribution or other interests. As a matter of policy, MCA will not be influenced by outside sources whose interests conflict with the interest of the Trusts or other MCA Clients, and any conflict of interest will be resolved in the interest of MCA Clients or Trust shareholders.

With respect to the proxy voting function relative to the Trusts, each Trust's Board of Trustees has delegated this function to MCA, through the personnel and entities, as applicable, designated herein. In general, with respect to proxies to be voted on behalf of shareholders of any of the Trusts' sub-advised series, or portions of such series, MCA currently intends to delegate its voting responsibilities hereunder, such that that the respective sub-advisers of such series, or portions of such series, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, MCA reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trusts. MCA currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the sub-advisers to confirm consistency with each such sub-adviser's proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. The proxy voting policies and procedures of each of the sub-advisers will be presented annually to each Trust's Board of Trustees for its review and MCA will use reasonable efforts to ensure that each Trust's Board of Trustees is timely notified of such material changes thereto as the relevant sub-advisers have specifically brought to the attention of MCA, if, in MCA's judgment, such notification is necessary for the Board's fulfillment of its responsibilities hereunder.

In addition, it is MCA's general intention to vote proxies on behalf of its other MCA Clients also through the personnel and in the manner designated herein. However, MCA reserves the right to delegate the voting of such proxies to named subadvisers if its investment management services are delegated thereto with respect to accounts maintained by such clients.

MCA has retained the services of Institutional Shareholder Services, Inc. (ISS), which will include the provision for reference and use by MCA of its Proxy Voting Guideline Summary ("ISS Guidelines"), which contains in condensed form the policy guidelines set forth in ISS' Proxy Voting Manual, as well as the actual voting of any proxies.

The proxy voting guidelines referenced herein, including the ISS Guidelines, are intended only as guidelines. They are not exhaustive and do not include all potential voting issues. Because proxy issuances and the circumstances surrounding individual companies' proxies vary, there may be instances in which MCA may not vote in strict adherence to the guidelines specified herein. For example, MCA may become aware of proxy items that are company-specific and of a non-routine nature, and, although covered by the guidelines referenced herein, may be more appropriately handled on a case-by-case basis in a manner different from such guidelines.

REVIEW, RECOMMENDATION AND VOTING PROCEDURES

Nearly all proxies and related material received by MCA are transmitted electronically by ISS to MCA. ISS notifies MCA of the number of the shares beneficially owned and eligible to be voted by the Trusts, or other MCA Clients, as the case may be, which information it in turn obtains from the custodian of the issuer of such shares. Material to be transmitted to MCA by ISS will include such information, as well as proxy statements, and the issuer's explanation of the items to be voted upon.

The receipt of these materials by MCA will be logged into a database (the "Database") maintained by the Proxy Coordinator. After input into the Database, the Proxy Coordinator will then forward the materials to the appropriate Research Analyst of the Equity Investment Department, whose members are responsible for reviewing proxies.

Members of the Portfolio Management Team of MCA's Equity Investment Department, as part of the ongoing review and analysis of all portfolio holdings of the Trusts and of accounts established for MCA Clients, are responsible for monitoring significant corporate developments, including proxy proposals.

MCA's Proxy Committee will strive for consistency in the application of MCA's voting guidelines. The Proxy Committee will consist of three members of the Equity Investment Department, the Proxy Coordinator and the Proxy Reviewer.

To promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to insulate MCA from influences exerted by firms' respective managements or by proxy solicitors, in general the Research Analysts will give strong consideration to the proxy voting guidelines of ISS in determining how to vote with respect to a given proxy. It is anticipated that, upon review of most proxies, the Research Analyst will, after referring to the ISS Guidelines, make a recommendation to the Proxy Coordinator as to how to instruct ISS to vote that is consistent with the recommendation contained in the ISS Guidelines.

MCA has currently appointed its Chief Compliance Officer as its Proxy Reviewer. In some instances, one or more members of the Portfolio Management Team may refer a proxy vote to the Proxy Reviewer for consideration, if, in the judgment of such member(s), the interests of Trust shareholders or other MCA Clients may warrant a vote contrary to the ISS Guidelines. In such cases, the Research Analyst will submit a written recommendation to the Proxy Reviewer and to any other persons who may be designated by MCA to assist in processing proxy referral items. The Proxy Reviewer, in making a determination as to a voting recommendation, will give serious consideration to the recommendation contained in the ISS Guidelines, but may also consider any other information relevant to the decision. In making a recommendation, the Proxy Reviewer may consult with or seek recommendations from one or more members of the Proxy Committee, the Portfolio Management Team, one or members of the Board of Trustees of a Trust (where the proxy to be voted is held by such Trust) or the full Board, as appropriate, or both. The Proxy Reviewer will ultimately determine the manner in which these proxies are to be voted. Upon making a determination as to how a particular proxy should be voted, the Proxy Reviewer shall communicate in writing such recommendation, including his or her rationale on items deemed significant in his or her judgment, to the Proxy Coordinator, the Proxy Committee, and the Research Analyst. Upon receipt of a final recommendation from the Proxy Reviewer, the Proxy Coordinator will forward voting instructions consistent with the Proxy Reviewer's recommendation to ISS. Upon receipt of voting instructions from MCA, ISS then will vote the proxies electronically in accordance with MCA's instructions.

VOTING GUIDELINES

GENERAL

As noted above, MCA's policy is that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to any interest by MCA or its affiliates' related to sales, distribution or other interests. MCA will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or plan participants and beneficiaries and any conflict of interest will be resolved in the interest of the investments on behalf of clients, Trust shareholders or other MCA Clients.

In MCA's view, proposals which are good for the issuer should be good for the shareholder as well, but an issuer's management's views must be assessed in this regard. When management acts on its own behalf, by limiting shareholder rights, instead of acting in the shareholders' best interests, it is MCA's responsibility to act in the shareholders' best interests, as it determines those interests. MCA's view of an issuer's management's primary responsibility is the maximization of the present value of the firm. Accordingly, as proposals in the area of corporate governance, capitalization changes, compensation programs and anti-takeover measures have increased in recent years, the circumstances under which it may be appropriate, in MCA's view, to vote against a particular issuer's management's recommendations have also increased.

As a general matter, MCA maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, MCA recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock) that may result in different voting positions being taken with respect to different proxy statements. Some items that are otherwise acceptable may be voted against if management is seeking extremely broad flexibility without offering a valid explanation. In addition, MCA generally recommends votes that are consistent on the same matter when securities of an issuer are held by multiple client accounts.

MCA intends to give significant weight and consideration to the recommendations on particular proxy matters covered in the ISS Guidelines, when determining its voting recommendation on similar matters. MCA anticipates that generally, upon receiving notice of a shareholder meeting and a proxy solicitation, the Proxy Coordinator shall recommend that the proxy be voted in accordance with the policy recommendation set forth in the ISS Guidelines with respect to a particular proxy measure.

In all cases, however, MCA reserves the right to substitute its own recommendation for the recommendation of ISS. Furthermore, if ISS notifies MCA that there is a conflict of interest, ISS will abstain from the vote and the Research Analyst will submit the vote according to ISS's guidelines.

THIRD PARTY VOTING GUIDELINES

On an annual basis, the Proxy Committee will review the ISS Guidelines as well as summaries of Proxy Voting Procedures from sub-advisers. The Committee will determine whether the ISS Guidelines conflict mitigation procedures are appropriate for MCA's clients. A copy of the ISS Guidelines is attached hereto as Exhibit A. MCA will also separately maintain copies, electronically or otherwise, of the proxy voting policies and procedures of any sub-adviser to whom it has delegated such duties in accordance herewith. In addition, a copy of ISS's Policy, Procedures and Practices Regarding Potential Conflicts of Interest is attached as Exhibit B hereto. Due to the physical separation of ISS Corporate Programs Division and ISS's proxy analysis operations, it is MCA's belief that the potential for conflicts of interest is significantly reduced.

MONITORING SYSTEM

It is the responsibility of each of Internal Audit and the MCA Compliance Department to monitor the proxy voting process to ensure that it is followed in accordance with the procedures contained herein. As noted above, when proxy materials for the Trusts or other MCA Clients are received, they are forwarded to the Proxy Coordinator who inputs an acknowledgment of receipt into the Database. Additionally, a record of the list of the Trusts and MCA Clients who hold shares of a company's stock, the number of shares held on the record date, the listing of any upcoming shareholder's meeting of that company, the proxy statement, and any other proxy related materials transmitted by ISS and received by MCA will also be maintained in the Database, or on ISS' database, as appropriate. The Proxy Coordinator will reconcile the number of shares the client held on record date with the number of shares ISS is reporting that MCA has available to vote. The Coordinator shall investigate discrepancies in the number of shares available to vote with the clients' custodian. The Proxy Coordinator will make a note to the file with the reason for the discrepancy of shares unavailable to vote.

CONFLICTS

MCA recognizes that occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest with MCA, its personnel or its affiliates. A conflict of interest may exist, for example, if MCA management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party (including ISS) that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.

MCA's Proxy Coordinator will request from the Chief Legal Officer at ISS a list of issuer relationships on a periodic basis, including the name of issuer, service provided and amount of compensation. This document will be reviewed by the Proxy Committee and maintained by the Proxy Coordinator. Upon ISS's issuance of proxy analysis and recommendations to MCA, ISS will confirm whether or not a conflict of interest exists. In the event of a conflict at ISS, the Research Analyst will vote the proxy according to ISS's standard guidelines which indicates that MCA's Portfolio Management Team has reviewed the analysis and has voted the proposals in the best interest of MCA's clients.

Furthermore, any MCA Portfolio Management Team member with knowledge of a personal conflict of interest (e.g., familiar relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Committee and shall otherwise remove himself or herself from the proxy voting process. In such circumstance, the Proxy Reviewer will review the referred item as being subject to the conflict to determine if, in her judgment, a conflict of interest in fact exists, and will provide the Proxy Coordinator with a conflicts report ("Conflicts Report") for each such referral item. The Conflicts Report shall (1) describe any conflict of interest; (2) discuss the procedures used to address such conflict of interest; and (3) disclose any contacts from parties outside MCA management (other than routine communications with proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

In the event that the Proxy Reviewer has determined, with respect to a particular proxy item, that a conflict of interest exists or potentially exists, then, in most circumstances, the Proxy Reviewer will submit a recommendation to the Proxy Coordinator to vote the proxy in accordance with the ISS Guideline applicable to the particular category of proxy item. In the event, however, that the Proxy Reviewer has determined that, notwithstanding the existence of an actual or potential conflict, a proxy vote in accordance with the particular ISS Guideline applicable to such category of proxy item would be inconsistent with the interest of a Trust's shareholders or other MCA Client, then, the Proxy Reviewer may elect to recommend that the Proxy Coordinator submit to ISS instructions to abstain from the proxy vote, or, may present the possible conflict to the Proxy Committee, one or members of the Board of Trustees of a Trust (where the proxy to be voted is held by such Trust) or the full Board, as appropriate, or both for resolution and a determination of a voting recommendation.

In reviewing the adequacy of proxy voting policies and procedures provided by the sub-advisers to the Trusts, the Proxy Committee will evaluate the extent to which pre-determined procedures for the resolution of conflicts of interest have been established and the extent to which each sub-adviser has limited discretion in making a proxy voting decision in the event of a conflict of interest, or other mechanism to ensure that any decision with respect to a proposal representing a conflict between the interest of a sub-adviser and the Trust would be effectively insulated from the conflict.

MCA recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more sub-advisers (e.g., when more than one series, or two managed portions of the same series, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is MCA's position that such circumstances will not be deemed to suggest improper action on the part of any sub-adviser, and that neither MCA nor the Trusts will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.

AVAILABILITY OF POLICIES AND PROCEDURES TO PUBLIC

MCA will make the proxy voting policies and procedures contained herein available by disclosing the same, or causing the same to be disclosed: (1) with respect to the Trusts, in each Trust's Statement of Additional Information contained within its currently effective Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (SEC), (2) with respect to the Trusts, on the SEC's website at www.sec.gov, (3) with respect to MCA Clients other than the Trusts, by providing a summary of the policies and procedures contained herein in Part II of its Form ADV, together with instructions to such clients concerning how they may obtain a copy of these policies and procedures free of charge, and (4) by providing, upon request received through the applicable Trust's then-existing toll free number (currently 1-800-877-6089 for MMF and 1-800-798-5500 for USF) or, with respect to other MCA Clients, through MCA's then-existing toll free number (currently 1-800-356-2644 ext. 6111), a written copy of these policies and procedures.

DISCLOSURE OF TRUSTS' PROXY VOTING RECORDS

Pursuant to Rule 30b1-4 under the Investment Company Act of 1940, each of the Trusts will make a filing with the SEC on Form N-PX, containing the Trust's complete proxy voting record for the twelve-month period ended June 30, by no later than August 31 of each year. Each Trust's filing on Form N-PX will be signed by the respective Trust and on behalf of the respective Trust by its principal executive officer(s).

Each Trust's annual Form N-PX filing shall disclose, for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Trust was entitled to vote: (1) the name of the issuer of the portfolio security; (2) the exchange ticker symbol of the portfolio security; (3) the CUSIP number for the security;
(4) the shareholder meeting date; (5) a brief identification of the matter voted on; (6) whether the matter was proposed by the issuer or by a security holder;
(7) whether the Trust cast its vote on the matter; (8) how the Trust voted; and
(9) whether the Trust cast its vote for or against management.

In addition, each of the Trusts shall make its proxy voting record available (1) to the public, by disclosing its proxy voting record, as reflected in its most recent Form N-PX filing with the SEC, on the SEC's website at www.sec.gov, and
(2) to its investors of MMF through its website at www.membersfunds.com and for USF beneficial owners by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. With respect to other MCA Clients, MCA shall make its proxy voting record available by disclosing, in Part II of its Form ADV filing, that such clients may request information on how their securities were voted by calling MCA's then-existing toll free number (currently 1-800-356-2644 ext.
6111) and requesting such information.

RECORD RETENTION AND REPORTS

Electronic copies of all proxy solicitation materials received by MCA, all supporting documentation underlying MCA's proxy voting recommendations, and all communications regarding such proxies to and from ISS, including the dates when proxy notifications were received and voting recommendations returned to ISS, and the votes on each issuer's proxies, are maintained by the Proxy Coordinator. All such records are retained for six years; the first two years must be in a readily accessible place in the offices of MCA.

Generally, MCA will not divulge actual voting practices to any party other than to a Trust or another MCA Client or its recognized representatives (or an appropriate governmental agency) because such information is considered confidential and proprietary to the client.

On an annual basis, the Proxy Coordinator will provide a report to the MCA Chief Compliance Officer concerning those votes cast during the reporting period against ISS's recommendation on the proxy statements of companies whose shares were held by the Trusts and other MCA Clients, and any conflicts that arose with respect to proxies voted during the period and how such conflicts were handled.

Dated November 29, 2006

                          MEMBERS CAPITAL ADVISORS INC.
                 EXHIBIT A - ISS PROXY VOTING GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply: an auditor has a financial interest in or association with the company, and is therefore not independent; fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:
Attend less than 75 percent of the board and committee meetings without a valid excuse; implement or renew a dead-hand or modified dead-hand poison pill; ignore a shareholder proposal that is approved by a majority of the shares outstanding; ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years; failed to act on takeover offers where the majority of the shareholders tendered their shares; are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees; are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; are audit committee members and the non-audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply: the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support: Designated lead director appointed from the ranks of the independent board members with clearly delineated duties; majority of independent directors on board; all-independent key committees; committee chairpersons nominated by the independent directors; CEO performance reviewed annually by a committee of outside directors; established governance guidelines; company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: Long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors: Purchase price; fairness opinion; financial and strategic benefits; how the deal was negotiated; conflicts of interest; other alternatives for the business; noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors: Impact on the balance sheet/working capital; potential elimination of diseconomies; anticipated financial and operating benefits; anticipated use of funds; value received for the asset; fairness opinion; how the deal was negotiated; conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following: Dilution to existing shareholders' position; terms of the offer; financial issues; management's efforts to pursue other alternatives; control issues; conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following: The reasons for the change; any financial or tax benefits; regulatory benefits; increases in capital structure; changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following: Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model; adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: Offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: Percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following: Prospects of the combined company, anticipated financial and operating benefits; offer price; fairness opinion; how the deal was negotiated; changes in corporate governance; change in the capital structure; conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review:
Dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on: Tax and regulatory advantages; planned use of the sale proceeds; valuation of spinoff; fairness opinion; benefits to the parent company; conflicts of interest; managerial incentives; corporate governance changes; changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: Prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if: it is intended for financing purposes with minimal or no dilution to current shareholders; it is not designed to preserve the voting power of an insider or significant shareholder.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: More simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: Adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.

Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for: Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index); cash compensation; and categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following: historic trading patterns; rationale for the repricing; value-for-value exchange; option vesting; term of the option; exercise price; participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply: purchase price is at least 85 percent of fair market value; offering period is 27 months or less; and potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply: purchase price is less than 85 percent of fair market value; or offering period is greater than 27 months; or VPD is greater than ten percent.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account: Whether the proposal mandates that all awards be performance-based; whether the proposal extends beyond executive awards to those of lower-ranking employees; whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines.

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following: the parachute should be less attractive than an ongoing employment opportunity with the firm; the triggering mechanism should be beyond the control of management; the amount should not exceed three times base salary plus guaranteed benefits.

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account: The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products); the availability and feasibility of alternatives to animal testing to ensure product safety; and the degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless: The company has already published a set of animal welfare standards and monitors compliance; the company's standards are comparable to or better than those of peer firms; and there are no serious controversies surrounding the company's treatment of animals.

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account: Whether the proposal focuses on a specific drug and region; whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness; the extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending; whether the company already limits price increases of its products; whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries; the extent that peer companies implement price restraints.

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account: the costs and feasibility of labeling and/or phasing out; the nature of the company's business and the proportion of it affected by the proposal; the proportion of company sales in markets requiring labeling or GMO-free products; the extent that peer companies label or have eliminated GMOs; competitive benefits, such as expected increases in consumer demand for the company's products; the risks of misleading consumers without federally mandated, standardized labeling; alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account: The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution; the extent that peer companies have eliminated GMOs; the extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs; the percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account: Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices; whether the company has adequately disclosed the financial risks of its subprime business; whether the company has been subject to violations of lending laws or serious lending controversies; peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke: Whether the company complies with all local ordinances and regulations; the degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; the risk of any health-related liabilities.

Advertising to youth: Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations; whether the company has gone as far as peers in restricting advertising; whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; whether restrictions on marketing to youth extend to foreign countries.

Cease production of tobacco-related products or avoid selling products to tobacco companies: The percentage of the company's business affected; the economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses: the percentage of the company's business affected; the feasibility of a spinoff; potential future liabilities related to the company's tobacco business.

Stronger product warnings: Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
Whether there are publicly available environmental impact reports; whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and the current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account: The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES; the company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills; environmentally conscious practices of peer companies, including endorsement of CERES; costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if: The company's level of disclosure lags that of its competitors, or the company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account: The nature of the company's business and the percentage affected; the extent that peer companies are recycling; the timetable prescribed by the proposal; the costs and methods of implementation; whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account: The nature of the company's business and the percentage affected; the extent that peer companies are switching from fossil fuels to cleaner sources; the timetable and specific action prescribed by the proposal; the costs of implementation; the company's initiatives to address climate change.

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of: The relevance of the issue to be linked to pay; the degree that social performance is already included in the company's pay structure and disclosed; the degree that social performance is used by peer companies in setting pay; violations or complaints filed against the company relating to the particular social performance measure; artificial limits sought by the proposal, such as freezing or capping executive pay; independence of the compensation committee; current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as: The company is in compliance with laws governing corporate political activities, and the company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless: There are serious controversies surrounding the company's China operations, and the company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on: The nature and amount of company business in that country; the company's workplace code of conduct; proprietary and confidential information involved; company compliance with U.S. regulations on investing in the country; level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered: The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent; agreements with foreign suppliers to meet certain workplace standards; whether company and vendor facilities are monitored and how; company participation in fair labor organizations; type of business; proportion of business conducted overseas; countries of operation with known human rights abuses; whether the company has been recently involved in significant labor and human rights controversies or violations; peer company standards and practices; union presence in company's international factories.

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply: The company does not operate in countries with significant human rights violations: he company has no recent human rights controversies or violations, or the company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account: Company compliance with or violations of the Fair Employment Act of 1989; company antidiscrimination policies that already exceed the legal requirements; the cost and feasibility of adopting all nine principles; the cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles); the potential for charges of reverse discrimination; the potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted; the level of the company's investment in Northern Ireland; the number of company employees in Northern Ireland; the degree that industry peers have adopted the MacBride Principles; applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account: whether the company has in the past manufactured landmine components; whether the company's peers have renounced future production.

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account: What weapons classifications the proponent views as cluster bombs; whether the company currently or in the past has manufactured cluster bombs or their components; the percentage of revenue derived from cluster bomb manufacture; whether the company's peers have renounced future production.

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless: The information is already publicly available or the disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless: The board composition is reasonably inclusive in relation to companies of similar size and business or; the board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account: The degree of board diversity; comparison with peer companies; established process for improving board diversity; existence of independent nominating committee; use of outside search firm; history of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply: The company has well-documented equal opportunity programs; the company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and the company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless: The composition of senior management and the board is fairly inclusive; the company has well-documented programs addressing diversity initiatives and leadership development; the company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and the company has had no recent, significant EEO-related violations or litigation.

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account: Whether the company's EEO policy is already in compliance with federal, state and local laws; whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees; the industry norm for including sexual orientation in EEO statements; existing policies in place to prevent workplace discrimination based on sexual orientation.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors: Board structure; director independence and qualifications; attendance at board and committee meetings.

Votes should be withheld from directors who: Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent; ignore a shareholder proposal that is approved by a majority of shares outstanding; iIgnore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years; are interested directors and sit on the audit or nominating committee; or are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: Past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; past shareholder activism, board activity; votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors: Past performance relative to its peers; market in which fund invests; measures taken by the board to address the issues; past shareholder activism, board activity, and votes on related proposals; strategy of the incumbents versus the dissidents; independence of directors; experience and skills of director candidates; governance profile of the company; evidence of management entrenchment.

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors: Proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance compared to peers; resulting fees relative to peers; assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: Stated specific financing purpose; possible dilution for common shares; whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
The fund's target investments; the reasons given by the fund for the change; the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: Political/economic changes in the target market; consolidation in the target market; current asset composition.

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BYCASE basis, considering the following factors: Potential competitiveness; current and potential returns; risk of concentration; consolidation in target industry.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
Strategies employed to salvage the company; the fund's past performance; terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; the state of incorporation; regulatory standards and implications.

Vote AGAINST any of the following changes: Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series; removal of shareholder approval requirement for amendments to the new declaration of trust; removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act; allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares; removal of shareholder approval requirement to engage in and terminate subadvisory arrangements' removal of shareholder approval requirement to change the domicile of the fund.

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: Regulations of both states; required fundamental policies of both states; increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
Fees charged to comparably sized funds with similar objectives; the proposed distributor's reputation and past performance; the competitiveness of the fund in the industry; terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: Resulting fee structure; performance of both funds; continuity of management personnel; changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: Performance of the fund's NAV; the fund's history of shareholder relations; the performance of other funds under the advisor's management.

                        SHENKMAN CAPITAL MANAGEMENT, INC.
                       PROXY VOTING POLICY AND PROCEDURES

Set forth below are the policies and procedures of Shenkman Capital Management, Inc. ("SCM") with respect to proxy voting. This statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this statement expressly addresses proxy voting, the policies and procedures set forth herein apply to any solicitation of votes with respect to securities held in a fully discretionary client account, such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring.

I. POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When SCM has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this statement.

II. PROXY VOTING PROCEDURES

(a) SCM will instruct each custodian for a discretionary client account to deliver to SCM all proxy solicitation materials received with respect to the account. SCM will review the securities held in its discretionary client accounts on a regular basis to confirm that it receives copies of all proxy solicitation materials concerning such securities. SCM will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts it deems relevant. A Portfolio Manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. SCM will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

(b) All proxies received by SCM will be sent to the Portfolio Administration Department for processing as follows:

     (1)  Maintain a record of each proxy received;

     (2) Determine which accounts managed by SCM hold the security to which the proxy relates;

     (3) Forward the proxy to a Portfolio Manager together with a list of accounts that hold the security, the number of votes each account controls (reconciling any duplications), and the date by which SCM must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer via the custodian prior to the vote taking place.

     (4) Absent material conflicts (see Section IV), a Portfolio Manager will determine how SCM should vote the proxy. The Portfolio Manager will send its decision on how SCM will vote a proxy to the Portfolio Administration Department, which will be responsible for making sure the proxy has been completed and returning it to issuer and/or the custodian in a timely and appropriate manner.

          SCM's General Counsel shall monitor the firm's processing of proxy statements to assure that all proxy statements are handled and processed in accordance with this statement. The General Counsel will designate one or more team members of the firm to be responsible for insuring that all proxy statements are received and that SCM responds to them in a timely manner.

III. VOTING GUIDELINES

SCM will review all proxy solicitation materials it receives concerning securities held in a discretionary client account. SCM will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when SCM considers it appropriate and when it is reasonably available.

In the absence of specific voting guidelines from the client, SCM will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. SCM believes that voting proxies in accordance with the following guidelines is in the best interests of its clients. Generally, SCM will vote FOR a proposal when it believes that the proposal serves the best interests of the discretionary client account whose proxy is solicited because, on balance, the following factors predominate:

     (i)  the proposal has a positive economic effect on shareholder value;

     (ii) the proposal poses no threat to existing rights of shareholders;

     (iii) the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

     (iv) the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.

Generally, SCM will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:

     (i)  the proposal has an adverse economic effect on shareholder value;

     (ii) the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

     (iii) the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

     (iv) the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or

     (v) the proposal is a shareholder initiative that SCM believes wastes time and resources of the company or reflects the grievance of one individual.

SCM will ABSTAIN from voting proxies when it believes that it is appropriate. Usually, this occurs when SCM believes that a proposal will not have a material effect on the investment strategy it pursues for its discretionary client accounts.

IV. CONFLICTS OF INTEREST

Due to the size and nature of SCM's operations and its limited affiliations in the securities industry, SCM does not expect that material conflicts of interest will arise between it and a discretionary client account over proxy voting. SCM recognizes, however, that such conflicts may arise from time to time, such as, for example, when SCM or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. If a material conflict of interest arises, SCM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client.

Under no circumstances will SCM place its own interests ahead of the interests of its discretionary client accounts in voting proxies.

If SCM determines that the proxy voting policies do not adequately address a material conflict or interest related to a proxy, SCM will provide the affected client with copies of all proxy solicitation materials received by SCM with respect to that proxy, notify that client of the actual or potential conflict of interest, and of SCM's intended response to the proxy request (which response will be in accordance with the policies set forth in this statement), and request that the client consent to SCM's intended response. If the client consents to SCM's intended response or fails to respond to the notice within a reasonable period of time specified in the notice, SCM will vote the proxy as described in the notice. If the client objects to SCM's intended response; SCM will vote the proxy as directed by the client.

V. DISCLOSURE

(a) SCM will disclose in its Form ADV, Part II that clients may contact SCM (via e-mail or telephone) in order to obtain information on how SCM voted such client's proxies, and to request a copy of this statement. If a client requests this information, SCM will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (i) the name of the issuer; (ii) the proposal voted upon, and (iii) how SCM voted the client's proxy.

(b)  A concise summary of this statement will be included in SCM's Form ADV,
     Part II, and will be updated whenever these policies and procedures are updated. SCM will arrange for a copy of this summary to be sent to all existing clients as part of its annual distribution of its Form ADV, Part II.

V. RECORDKEEPING

SCM will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of SCM. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

     (b) A copy of each proxy statement that it receives; provided, however, that SCM may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c)  A record of each vote that SCM casts.

     (d) A copy of any document SCM created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (e) A copy of each written client request for information on how SCM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how SCM voted its proxies.

Dated July 1, 2006

                           LAZARD ASSET MANAGEMENT LLC
                       PROXY VOTING POLICY AND PROCEDURES

POLICY:

As a fiduciary, LAM is obligated to vote proxies in the best interests of its clients. LAM has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. LAM has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interests, and within the framework of the Policy.

LAM manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, LAM's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, LAM must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

Procedures:

Administration and Implementation of Proxy Voting Process. LAM's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to LAM's Chief Operating Officer. Oversight of the process is provided by LAM's Legal/Compliance Department and by a Proxy Committee consisting of senior LAM officers. To assist it in its proxy-voting responsibilities, LAM currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides LAM with its independent analysis and recommendation regarding virtually every proxy proposal that LAM votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

LAM's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that LAM should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. LAM believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with LAM's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

Types of Proposals. Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. The Policy lists the Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted, and an Approved Guideline will be adopted if appropriate.

Conflicts of Interest. The Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for LAM. Should the appearance of such a conflict exist, LAM will seek to alleviate the conflict by voting consistent with an Approved Guideline (to vote for or against), or, in situations where the Approved Guideline is to vote case-by-case, with the recommendation of an independent source, currently Institutional Shareholder Services ("ISS"). If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, LAM will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, LAM will follow the recommendation of ISS's Proxy Advisor Service.

Funds. Each Fund is required to file a Form N-PX by August 31 each year containing a complete proxy voting record of the Fund for the twelve-month period ended the previous June 30. LAM's Proxy Operations team is responsible for maintaining the data necessary to complete this form and to work, in conjunction with ISS, to generate the required information and to file this form annually. In addition, in the Fund's annual and semi-annual report to shareholders and in its Statement of Additional Information ("SAI"), the Fund must include a statement indicating how to obtain the proxy voting record of the Fund for the most recent twelve month period and that such record is available without charge. It should also indicate that such information is available on the SEC's website. The Legal/Compliance Department is responsible for ensuring that such information is included in the annual and semi-annual reports and in the SAI.

Dated February 2, 2006

                       WELLINGTON MANAGEMENT COMPANY, LLP
                      GLOBAL PROXY POLICIES AND PROCEDURES

INTRODUCTION

Wellington Management Company, LLP ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management's Global Proxy Voting Guidelines, included as Exhibit A of these Global Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Global Proxy Voting Guidelines set forth general guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Global Proxy Voting Guidelines.

STATEMENT OF POLICIES

As a matter of policy, Wellington Management:

     1. Takes responsibility for voting client proxies only upon a client's written request.

     2. Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

     3. Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

     4. Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

     5. Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

     6. Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

     7. Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

     8. Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Global Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

     9. Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the Global Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

RESPONSIBILITY AND OVERSIGHT

Wellington Management has a Corporate Governance Committee, established by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Global Proxy Policies and Procedures and its Global Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES

Wellington Management has in place certain procedures for implementing its proxy voting policies.

GENERAL PROXY VOTING

AUTHORIZATION TO VOTE. Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

RESEARCH. In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Global Proxy Voting Guidelines, and handled as follows:

     - Generally, issues for which explicit proxy voting guidance is provided in the Global Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Corporate Governance Group and voted in accordance with the Global Proxy Voting Guidelines.

     - Issues identified as "case-by-case" in the Global Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

     - Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY MATERIALS, OR EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

ADDITIONAL INFORMATION

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

Wellington Management's Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Global Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                      GLOBAL PROXY POLICIES AND PROCEDURES
                   EXHIBIT A - GLOBAL PROXY VOTING GUIDELINES

INTRODUCTION

Upon a client's written request, Wellington Management Company, LLP ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES

COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

     -    Election of Directors: Case-by-Case

          Wellington Management believes that shareholders' ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

     -    Classify Board of Directors: Against

          We will also vote in favor of shareholder proposals seeking to declassify boards.

     -    Adopt Director Tenure/Retirement Age (SP): Against

     -    Adopt Director & Officer Indemnification: For

          We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

     -    Allow Special Interest Representation to Board (SP): Against

     -    Require Board Independence: For

          Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for nonindependent directors, as well as votes in support of shareholder proposals calling for independence.

     -    Require Key Board Committees to be Independent: For

          Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

     -    Require a Separation of Chair and CEO or Require a For Lead Director:
          For

     -    Approve Directors' Fees: For

     -    Approve Bonuses for Retiring Directors: Case-by-Case

     -    Elect Supervisory Board/Corporate Assembly: For

     -    Elect/Establish Board Committee: For

     -    Adopt Shareholder Access/Majority Vote on Election of Directors (SP):
          Case-by-Case

          Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of "withhold" votes. We believe that it is important for majority voting to be defined within the company's charter and not simply within the company's corporate governance policy.

          Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

MANAGEMENT COMPENSATION

     -    Adopt/Amend Stock Option Plans: Case-by-Case

     -    Adopt/Amend Employee Stock Purchase Plans: For

     -    Approve/Amend Bonus Plans: Case-by-Case

          In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 ("OBRA"). OBRA stipulates that certain forms of compensation are not taxdeductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote "for" these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

     -    Approve Remuneration Policy: Case-by-Case

     -    Exchange Underwater Options: Case-by-Case

          Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

     -    Eliminate or Limit Severance Agreements (Golden Parachutes):
          Case-by-Case

          We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

     - Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

          We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board's need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

     -    Expense Future Stock Options (SP): For

     -    Shareholder Approval of All Stock Option Plans (SP): For

     -    Disclose All Executive Compensation (SP): For

REPORTING OF RESULTS

     -    Approve Financial Statements: For

     -    Set Dividends and Allocate Profits: For

     -    Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

          We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

     -    Ratify Selection of Auditors and Set Their Fees: Case-by-Case

          Wellington Management will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

     -    Elect Statutory Auditors: Case-by-Case

     -    Shareholder Approval of Auditors (SP): For

SHAREHOLDER VOTING RIGHTS

     -    Adopt Cumulative Voting (SP): Against

          We are likely to support cumulative voting proposals at "controlled" companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

     -    Shareholder Rights Plans: Case-by-Case

          Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

          -    We generally support plans that include:

                    -    Shareholder approval requirement

                    -    Sunset provision

                    - Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

          Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

     -    Authorize Blank Check Preferred Stock: Case-by-Case

          We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

     -    Eliminate Right to Call a Special Meeting: Against

     -    Increase Supermajority Vote Requirement: Against

          We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

     -    Adopt Anti-Greenmail Provision: For

     -    Adopt Confidential Voting (SP): Case-by-Case

          We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

     -    Remove Right to Act by Written Consent: Against

CAPITAL STRUCTURE

     -    Increase Authorized Common Stock: Case-by-Case

          We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase.

     -    Approve Merger or Acquisition: Case-by-Case

     -    Approve Technical Amendments to Charter: Case-by-Case

     -    Opt Out of State Takeover Statutes: For

     -    Authorize Share Repurchase: For

     -    Authorize Trade in Company Stock: For

     -    Approve Stock Splits: Case-by-Case

          We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

     -    Approve Recapitalization/Restructuring: Case-by-Case

     -    Issue Stock with or without Preemptive Rights: For

     -    Issue Debt Instruments: Case-by-Case

SOCIAL ISSUES

     -    Endorse the Ceres Principles (SP): Case-by-Case

     -    Disclose Political and PAC Gifts (SP): Case-by-Case

          Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

     - Require Adoption of International Labor Organization's Fair Labor Principles (SP): Case-by-Case

     -    Report on Sustainability (SP): Case-by-Case

MISCELLANEOUS

     -    Approve Other Business: Against

     -    Approve Reincorporation: Case-by-Case

     -    Approve Third-Party Transactions: Case-by-Case

Dated: August 1, 2006

                     PARADIGM ASSET MANAGEMENT COMPANY, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

Paradigm Asset Management Company, LLC. ("Adviser") provides investment advisory services to a private investment fund and managed accounts, and invests the assets of the fund and accounts in securities issued by public issuers. The Adviser has authority to vote proxies relating to such securities on behalf of the fund and accounts it manages.

I. GENERAL POLICY

     The general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any, (collectively, "proxies"), in a manner that serves the best interests of the fund and accounts managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

     A.   the impact on the value of the securities;

     B.   the anticipated costs and benefits associated with the proposal;

     C.   the effect on liquidity; and

     D.   customary industry and business practices.

II. PROXY VOTING GUIDELINES

     A. Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global Institutional Shareholder Services ("ISS") Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these Voting Policies and Procedures as Exhibit A.

     B. In the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation the Chief Compliance Officer ("CCO") in consultation with the portfolio manager ("PM") covering the subject security shall vote the proxy consistent with the general principles of these Policies and Procedures and in the client's best interest, provided that the CCO and PM determines that there is no material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy.

     C. There may be circumstances under which the portfolio manager or other investment professional ("Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. Departures from these policies and procedures are expected to be rare but in such events Adviser will maintain a record supporting such a vote.

III. CONFLICTS OF INTEREST

     A. Adviser has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as a result of business conducted by ISS. Adviser believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices.

     B. Adviser will vote proxies in accordance with the proxy voting guidelines described in Section 3 or as ISS recommends, Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between Adviser and a client as to how proxies are voted.

     C. In the unusual circumstance that (i) an Investment Professional believes it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section 3 or in a manner inconsistent with ISS recommendations, or (ii) the proxy voting guidelines described in Section 3 do not address how a proxy should be voted, the CCO and PM will review the proxy and assess the extent to which there may be a material conflict of interest between Adviser and the client or clients.

     In the event that the CCO and PM determine that the voting of a proxy as recommended by the Investment Professional presents a material conflict of interest between Adviser and the client or clients, Adviser shall: (i) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section 3 or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     D. Material conflicts cannot be resolved by simply abstaining from voting.

IV. RECORDKEEPING

     Adviser will maintain records relating to the implementation of these proxy voting policies and procedures, including:

          (1) a copy of these policies and procedures which shall be made available to clients, upon request;

          (2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

          (3) a record of each vote cast (which ISS maintains on Adviser's behalf);

          (4) a copy of any document created by Adviser that was material to making a decision as to how to vote a proxy on behalf of a client or that memorializes the basis for that decision; and

          (5) each written client request for proxy voting records and Adviser's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years.

Dated as of October 5, 2004 (Last updated as of June 2, 2006)

                     PARADIGM ASSET MANAGEMENT COMPANY, LLC
                       EXHIBIT A - PROXY VOTING GUIDELINES

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent

-    Fees for non-audit services are excessive, or

- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse

-    Implement or renew a dead-hand or modified dead-hand poison pill

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding

- Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

- Failed to act on takeover offers where the majority of the shareholders tendered their shares

- Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

- Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

- Are audit committee members and the non -audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

- Are inside directors or affiliated outside directors and the full board is less than majority independent

-    Sit on more than six public company boards

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

- The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

-    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

- Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).

-    Two-thirds independent board

-    All-independent key committees

-    Established governance guidelines

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry; management's track record

-    Background to the proxy contest

-    Qualifications of director nominees (both slates)

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

-    Purchase price

-    Fairness opinion

-    Financial and strategic benefits

-    How the deal was negotiated

-    Conflicts of interest

-    Other alternatives for the business

-    Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

-    Impact on the balance sheet/working capital

-    Potential elimination of diseconomies

-    Anticipated financial and operating benefits

-    Anticipated use of funds

-    Value received for the asset

-    Fairness opinion

-    How the deal was negotiated

-    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY

PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

-    Dilution to existing shareholders' position

-    Terms of the offer

-    Financial issues

-    Management's efforts to pursue other alternatives

-    Control issues

-    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

-    The reasons for the change

-    Any financial or tax benefits

-    Regulatory benefits

-    Increases in capital structure

-    Changes to the articles of incorporation or bylaws of the company.

- Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

- Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

-    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

- Prospects of the combined company, anticipated financial and operating benefits

-    Offer price

-    Fairness opinion

-    How the deal was negotiated

-    Changes in corporate governance

-    Change in the capital structure

-    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

-    Tax and regulatory advantages

-    Planned use of the sale proceeds

-    Valuation of spinoff

-    Fairness opinion

-    Benefits to the parent company

-    Conflicts of interest

-    Managerial incentives

-    Corporate governance changes

-    Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders

- It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

- Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

-    Cash compensation, and

-    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-    Historic trading patterns

-    Rationale for the repricing

-    Value-for-value exchange

-    Option vesting

-    Term of the option

-    Exercise price

-    Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

-    Purchase price is at least 85 percent of fair market value

-    Offering period is 27 months or less, and

- The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST employee stock purchase plans where any of the following apply:

-    Purchase price is less than 85 percent of fair market value, or

-    Offering period is greater than 27 months, or

- The number of shares allocated to the plan is more than ten percent of the outstanding shares

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

- The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance based or all awards to top executives must be a particular type, such as indexed options)

- The company demonstrates that it is using a substantial portion of performance-based awards for its top executives GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

- The parachute should be less attractive than an ongoing employment opportunity with the firm

-    The triggering mechanism should be beyond the control of management

- The amount should not exceed three times base salary plus guaranteed benefits

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

- The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

- The availability and feasibility of alternatives to animal testing to ensure product safety, and

-    The degree that competitors are using animal-free testing.

- Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

- The company has already published a set of animal welfare standards and monitors compliance

- The company's standards are comparable to or better than those of peer firms, and

- There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

-    Whether the proposal focuses on a specific drug and region

- Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

- The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

-    Whether the company already limits price increases of its products

- Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

-    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

- The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

- The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

- Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

-    Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

- The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

- The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

- The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

- The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

- The company's existing healthcare policies, including benefits and healthcare access for local workers

-    Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:

- The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations

- The company's initiatives in this regard compared to those of peer companies

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

- Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

- Whether the company has adequately disclosed the financial risks of its subprime business

- Whether the company has been subject to violations of lending laws or serious lending controversies

-    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:

-    Whether the company complies with all local ordinances and regulations

- The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

-    The risk of any health-related liabilities.

Advertising to youth:

- Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

-    Whether the company has gone as far as peers in restricting advertising

- Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

- Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:

-    The percentage of the company's business affected

- The economic loss of eliminating the business versus any potential tobacco-related liabilities.

-    Spinoff tobacco-related businesses:

-    The percentage of the company's business affected

-    The feasibility of a spinoff

-    Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

-    Whether there are publicly available environmental impact reports;

- Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

-    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

- The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

- The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

- Environmentally conscious practices of peer companies, including endorsement of CERES

-    Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE-by-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:

-    Approximate costs of complying with current or proposed environmental laws

- Steps company is taking to reduce greenhouse gasses or other environmental pollutants

-    Measurements of the company's emissions levels

- Reduction targets or goals for environmental pollutants including greenhouse gasses

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

-    The company's level of disclosure lags that of its competitors, or

- The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

-    The nature of the company's business and the percentage affected

-    The extent that peer companies are recycling

-    The timetable prescribed by the proposal

-    The costs and methods of implementation

- Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

-    The nature of the company's business and the percentage affected

- The extent that peer companies are switching from fossil fuels to cleaner sources

-    The timetable and specific action prescribed by the proposal

-    The costs of implementation

-    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:

- A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or

-    A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:

- The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or

- The company has publicly committed to using the GRI format by a specific date

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

-    The relevance of the issue to be linked to pay

- The degree that social performance is already included in the company's pay structure and disclosed

-    The degree that social performance is used by peer companies in setting pay

- Violations or complaints filed against the company relating to the particular social performance measure

- Artificial limits sought by the proposal, such as freezing or capping executive pay

-    Independence of the compensation committee

-    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

- The company is in compliance with laws governing corporate political activities, and

- The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

- There are serious controversies surrounding the company's China operations, and

- The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

-    The nature and amount of company business in that country

-    The company's workplace code of conduct

-    Proprietary and confidential information involved

-    Company compliance with U.S. regulations on investing in the country

-    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

- The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

-    Agreements with foreign suppliers to meet certain workplace standards

-    Whether company and vendor facilities are monitored and how

-    Company participation in fair labor organizations

-    Type of business

-    Proportion of business conducted overseas

-    Countries of operation with known human rights abuses

- Whether the company has been recently involved in significant labor and human rights controversies or violations

-    Peer company standards and practices

-    Union presence in company's international factories

- Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

- The company does not operate in countries with significant human rights violations

-    The company has no recent human rights controversies or violations, or

- The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

-    Company compliance with or violations of the Fair Employment Act of 1989

- Company antidiscrimination policies that already exceed the legal requirements

-    The cost and feasibility of adopting all nine principles

- The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

-    The potential for charges of reverse discrimination

- The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

-    The level of the company's investment in Northern Ireland

-    The number of company employees in Northern Ireland

-    The degree that industry peers have adopted the MacBride Principles

- Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

-    Whether the company has in the past manufactured landmine components

-    Whether the company's peers have renounced future production

- Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

-    What weapons classifications the proponent views as cluster bombs

- Whether the company currently or in the past has manufactured cluster bombs or their components

-    The percentage of revenue derived from cluster bomb manufacture

-    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

- The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

-    Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

-    The information is already publicly available or

-    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

- The board composition is reasonably inclusive in relation to companies of similar size and business or

- The board already reports on its nominating procedures and diversity initiatives.

- Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

-    The degree of board diversity

-    Comparison with peer companies

-    Established process for improving board diversity

-    Existence of independent nominating committee

-    Use of outside search firm History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

-    The company has well-documented equal opportunity programs

- The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

-    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

-    The composition of senior management and the board is fairly inclusive

- The company has well-documented programs addressing diversity initiatives and leadership development

- The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

- The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

- attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.

-    In addition, if the director missed only one meeting or one day's

- meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

-    ignore a shareholder proposal that is approved by a majority of shares

-    outstanding;

-    ignore a shareholder proposal that is approved by a majority of the

-    votes cast for two consecutive years;

-    are interested directors and sit on the audit or nominating committee; or

-    are interested directors and the full board serves as the audit or

-    nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

-    Past performance relative to its peers

-    Market in which fund invests

-    Measures taken by the board to address the issues

-    Past shareholder activism, board activity, and votes on related proposals

-    Strategy of the incumbents versus the dissidents

-    Independence of directors

-    Experience and skills of director candidates

-    Governance profile of the company

-    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

-    Proposed and current fee schedules

-    Fund category/investment objective

-    Performance benchmarks

-    Share price performance as compared with peers

-    Resulting fees relative to peers

-    Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for antitakeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk. Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

-    The degree of change implied by the proposal

-    The efficiencies that could result

-    The state of incorporation

-    Regulatory standards and implications

Vote AGAINST any of the following changes:

- Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

- Removal of shareholder approval requirement for amendments to the new declaration of trust

- Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

- Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

- Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

- Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                      MONDRIAN INVESTMENT PARTNERS LIMITED
                      PROXY VOTING POLICIES AND PROCEDURES
                                 DATED MAY 2006

INTRODUCTION

Mondrian Investment Partners Limited (MIP) is a registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). MIP provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between MIP and its client or as a result of some other type of specific delegation by the client, MIP is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask MIP to give voting advice on certain proxies without delegating full responsibility to MIP to vote proxies on behalf of the client. MIP has developed the following Proxy Voting Policies and Procedures (the "Procedures") in order to ensure that it votes proxies or gives proxy voting advice that is in the best interests of its clients.

PROCEDURES FOR VOTING PROXIES

To help make sure that MIP votes client proxies in accordance with the Procedures and in the best interests of clients, it has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the proxy voting process. The Committee consists of the following MIP personnel (i) two investment Directors; (ii) Chief Operating Officer; and (iii) Chief Compliance Officer. The Committee will meet as necessary to help MIP fulfill its duties to vote proxies for clients.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the "proxy voting season" and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow MIP to vote proxies in a manner consistent with the goal of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by MIP. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, MIP will vote proxies or give advice on voting proxies generally in accordance with such Procedures.

In order to facilitate the actual process of voting proxies, MIP has contracted with Institutional Shareholder Services ("ISS"), a Delaware corporation. Both ISS and the client's custodian monitor corporate events for MIP. MIP gives an authorization and letter of instruction to the client's custodian who then forwards proxy materials it receives to ISS so that ISS may vote the proxies. On approximately at least a monthly basis, MIP will send ISS an updated list of client accounts and security holdings in those accounts, so that ISS can update its database and is aware of which proxies it will need to vote on behalf of MIP clients. If needed, the Committee has access to these records.

MIP provides ISS with the Procedures to use to analyze proxy statements on behalf of MIP and its clients, and ISS is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, ISS will review the proxy issues and vote them in accordance with MIP's Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the "Guidelines") below. If the Procedures do not address a particular proxy issue, ISS will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by MIP. After a proxy has been voted, ISS will create a record of the vote in order to help MIP comply with their duties listed under "Availability of Proxy Voting Records and Recordkeeping" below. If a client provides The Committee is responsible for overseeing ISS's proxy voting activities for MIP's clients and will attempt to ensure that ISS is voting proxies pursuant to the Procedures. There may be times when MIP believes that the best interests of the client will be better served if it votes a proxy counter to ISS's recommended vote on that proxy. In those cases, the Committee will generally review the research provided by ISS on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with MIP's Procedures and in the best interests of the client.

MIP will attempt to vote every proxy which they or their agents receive when a client has given it the authority and direction to vote such proxies. However, there are situations in which MIP may not be able to process a proxy. For example, MIP may not have sufficient time to process a vote because it or its agents received a proxy statement in an untimely manner. Use of a third party service, such as ISS, and relationships with multiple custodians help avoid a situation where MIP is unable to vote a proxy.

COMPANY MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the factors MIP may consider is the quality and depth of the company's management. As a result, MIP believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MIP's votes are cast in accordance with the recommendations of the company's management. However, MIP will normally vote against management's position when it runs counter to the Guidelines, and MIP will also vote against management's recommendation when such position is not in the best interests of MIP's clients.

CONFLICTS OF INTEREST

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of MIP may not be influenced by outside sources who have interests which conflict with the interests of MIP's clients when voting proxies for such clients. However, in order to ensure that MIP votes proxies in the best interests of the client, MIP has established various systems described below to properly deal with a material conflict of interest.

Most of the proxies which MIP receives on behalf of its clients are voted by ISS in accordance with these pre-determined, preapproved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by ISS going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help MIP vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for MIP to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for MIP from the proxy voting process.

In the limited instances where MIP is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving MIP or affiliated persons of MIP. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in "Procedures for Voting Proxies" above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with MIP's Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS's original recommendation. Documentation of the reasons for voting contrary to ISS's recommendation will generally be retained by MIP.

AVAILABILITY OF PROXY VOTING INFORMATION AND RECORDKEEPING

Clients of MIP will be directed to their client service representative to obtain information from MIP on how their securities were voted. At the beginning of a new relationship with a client, MIP will provide clients with a concise summary of MIP's proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of MIP's Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

MIP will also retain extensive records regarding proxy voting on behalf of clients. MIP will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by ISS or electronic filings from the SEC's EDGAR filing system); (iii) records of votes cast on behalf of MIP's clients (via ISS); (iv) records of a client's written request for information on how MIP voted proxies for the client, and any MIP written response to an oral or written client request for information on how MIP voted proxies for the client; and (v) any documents prepared by MIP that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of MIP.

PROXY VOTING GUIDELINES

The following Guidelines summarize MIP's positions on various issues and give a general indication as to how it will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client's investments. Although MIP will usually vote proxies in accordance with these Guidelines, it reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, it determines that a client's best interests would be served by such a vote. Moreover, the list of Guidelines below may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, MIP will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. MIP's Guidelines are listed immediately below and are organized by the types of issues that could potentially be brought up in a proxy statement. Due to differences in the various foreign markets in which issuers are located, the Guidelines below are more general in nature. As the issues and requirements in foreign countries may vary from each other, ISS will provide additional country-specific research and recommendations on such issues that can be used in determining how to vote in the best interests of MIP's clients. The Guidelines are as follows:

INTERNATIONAL

SHAREBLOCKING

In a number of countries in which Mondrian invests client assets (including Holland, Italy and France), local laws require the imposition of a trading block on shareholders once they have voted their proxies in relation to companies registered in that country. These trading blocks are usually for a set period and can be for a number of weeks. Mondrian believes that there are situations where it is in the client's greater interest to retain the ability to sell the shares rather than to participate in the proxy vote. In such countries, provided that the criteria set out below are met, registration to vote for a specific proxy will not be required and Mondrian's investment analysts will not need to seek the permission of the Proxy Voting Committee for a "no vote" decision. The following criteria must be met before a "no vote" decision may be made:

     - the Mondrian analyst does not consider the proxy items being proposed to be material;

               - a "no vote" decision by Mondrian would be unlikely to impact the outcome of the vote

               -    (i.e. the proposals would likely go ahead anyway);

     - the Mondrian analyst is not aware of any conflicts of interest in deciding not to vote;

     - there is a strong possibility that Mondrian will wish to sell the shares in the near future;

     - the Mondrian analyst is satisfied that by not voting the clients would not be disadvantaged relative to the risk of not being able to sell the shares during the share blocking period, and

     -    a record is made justifying the decision.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Generally vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Generally vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. Generally ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Generally vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Generally vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Generally vote FOR most stock (scrip) dividend proposals. Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Generally vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Generally vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM. Lower Disclosure Threshold for Stock Ownership

Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Generally vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Generally vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Generally vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely fashion;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    the board fails to meet minimum corporate governance standards.

Generally vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Generally vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Generally vote AGAINST individual directors if repeated absences at board meetings (in countries where this information is disclosed)

Generally vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

EXECUTIVE DIRECTOR

     -    Employee or executive of the company;

     - Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

NON-INDEPENDENT NON-EXECUTIVE DIRECTOR (NED)

     -    Any director who is attested by the board to be a non-independent NED;

     - Any director specifically designated as a representative of a significant shareholder of the company;

     - Any director who is also an employee or executive of a significant shareholder of the company;

     - Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially owns less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

     -    Government representative;

     - Receives (or a relative(1) receives) any fees for providing consulting/ professional services to the company or its affiliates or to its officers;

     - Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test(2));

     - Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

     -    Relative(1) of current employee of the company or its affiliates;

     -    Relative(1) of former executive of the company or its affiliates;

     - A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

     - Founder/co-founder/member of founding family but not currently an employee;

     -    Former executive (5 year cooling off period);

     - Years of service will NOT be determining factor unless it is recommended best practice in a market - 9 years (from the date of election) in the United Kingdom and Ireland, - 12 years in European markets.

INDEPENDENT NED

     - No material(3) connection, either directly or indirectly, to the company other than a board seat. Employee Representative

     - Represents employees or employee shareholders of the company (classified as "employee representative" but considered a non-independent NED).

(1) "Relative" follows the NYSE definition of "immediate family members" which covers: spouses, parents, children, siblings, in-laws, and anyone sharing the director's home.

(2) If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

(3) For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

DIRECTOR COMPENSATION

Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Generally vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Generally vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Generally vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Generally vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to indemnify auditors.

Board Structure

Generally vote FOR proposals to fix board size.

Generally vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Generally vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

GENERALISSUANCES:

Generally vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Generally vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFICISSUANCES:

Generally vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Generally vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Generally vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Generally vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Generally vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

PREFERRED STOCK

Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Generally vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Generally vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Generally vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Generally vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Generally vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased:

Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Generally vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:

Generally vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Generally vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Generally ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Generally vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Re-incorporation Proposals:

Generally vote re-incorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Generally vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:

Generally vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Generally vote compensation plans on a CASE-BY-CASE basis.

Anti-takeover Mechanisms:

Generally vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Generally vote all shareholder proposals on a CASE-BY-CASE basis.

Generally vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Generally vote AGAINST proposals that limit the company's business activities or capabilities or result insignificant costs being incurred with little or no benefit.

UNITED STATES

1. AUDITORS

Ratifying Auditors

Generally vote FOR proposals to ratify auditors, unless:

     - An auditor has a financial interest in or association with the company, and is therefore not independent;

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

     -    Fees for non-audit services are excessive.

2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Generally vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

     -    Composition of the board and key board committees;

     -    Attendance at board and committee meetings;

     -    Corporate governance provisions and takeover activity;

     -    Disclosures under Section 404 of the Sarbanes-Oxley Act;

     -    Long-term company performance relative to a market and peer index;

     -    Extent of the director's investment in the company;

     -    Existence of related party transactions;

     -    Whether the chairman is also serving as CEO;

     -    Whether a retired CEO sits on the board;

     -    Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

     -    Sit on more than six public company boards;

     - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

     - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

     - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

     - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

     - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

     - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

     - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

     - A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

     - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

     - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

     -    The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

     -    The non-audit fees paid to the auditor are excessive;

     - A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

     - There is a negative correlation between chief executive pay and company performance;

     - The company fails to submit one-time transfers of stock options to a shareholder vote;

     - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

     -    The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Generally vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

     - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

     -    Two-thirds independent board;

     -    All-independent key committees;

     -    Established governance guidelines;

     -    The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

     - Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

     - The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;

     - The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;

     - An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

     - The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Generally vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

     - Long-term financial performance of the target company relative to its industry;

     -    Management's track record;

     -    Background to the proxy contest;

     -    Qualifications of director nominees (both slates);

     - Strategic plan of dissident slate and quality of critique against management;

     - Likelihood that the proposed goals and objectives can be achieved (both slates);

     -    Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Generally vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. TAKEOVER DEFENSES

Poison Pills

Generally vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

     -    Shareholders have approved the adoption of the plan; or

     - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Generally vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Generally vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

     -    No lower than a 20 percent trigger, flip-in or flip-over;

     -    A term of no more than three years;

     - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

     - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Generally vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

     - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

     -    Market reaction - How has the market responded to the proposed deal?

     - Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

     - Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

     - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

     - Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. STATE OF INCORPORATION

Reincorporation Proposals

Generally vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. CAPITAL STRUCTURE COMMON STOCK AUTHORIZATION

Generally vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a nonshareholder approved shareholder rights plan (poison pill).

Preferred Stock

Generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Generally vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Equity Compensation Plans

Generally vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

     -    The total cost of the company's equity plans is unreasonable;

     - The plan expressly permits the repricing of stock options without prior shareholder approval;

     -    There is a disconnect between CEO pay and the company's performance;

     - The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

     -    The plan is a vehicle for poor pay practices.

Director Compensation

Generally vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:

     - Stock ownership guidelines with a minimum of three times the annual cash retainer.

               -    Vesting schedule or mandatory holding/deferral period:

               - -A minimum vesting of three years for stock options or restricted stock; or

               - -Deferred stock payable at the end of a three-year deferral period.

     - A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

     -    No retirement/benefits and perquisites for non-employee directors; and

     - A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans

Generally vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

     -    Purchase price is at least 85 percent of fair market value;

     -    Offering period is 27 months or less; and

     - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Generally vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

     - Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

     - Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

     - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

     - No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Generally vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Generally vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

     -    A trigger beyond the control of management;

     - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

     - Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. CORPORATE RESPONSIBILITY

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

     - The company is conducting animal testing programs that are unnecessary or not required by regulation;

     - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

     - The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

     -    The existing level of disclosure on pricing policies;

     -    Deviation from established industry pricing norms;

     - The company's existing initiatives to provide its products to needy consumers;

     - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Generally vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

     - New legislation is adopted allowing development and drilling in the ANWR region;

     -    The company intends to pursue operations in the ANWR; and

     - The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Generally vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

     - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

     -    The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

     -    The company does not maintain operations in Kyoto signatory markets;

     - The company already evaluates and substantially discloses such information; or,

     - Greenhouse gas emissions do not significantly impact the company's core businesses.

Political Contributions

Generally vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Generally vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Generally vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Generally vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. MUTUAL FUND PROXIES

Election of Directors

Generally vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Generally vote CASE-BY-CASE on conversion proposals, considering the following factors:

     -    Past performance as a closed-end fund;

     -    Market in which the fund invests;

     -    Measures taken by the board to address the discount; and

     - Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Generally vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Generally vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

     -    Performance of the fund's net asset value;

     -    The fund's history of shareholder relations;

     -    The performance of other funds under the advisor's management.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits:

     (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          1. Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 33 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 28, 2005.

     (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (c)  Not Applicable.

     (d)  1.   Management Agreement effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form
               N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Amendment No. 1 to Management Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment No. 2 to Management Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

               a. Amendment No. 3 to Management Agreement effective June 30, 2006. Incorporated herein by reference to post-effective amendment number to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

               b. Amendment No. 4 to Management Agreement effective May 1, 2007. Incorporated herein by reference to post-effective amendment number to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          4.   a.   Investment Sub-Advisory Agreement Between MEMBERS Capital
                    Advisors, Inc. (f/k/a CIMCO Inc.) and Wellington Management
                    Company LLP effective May 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form
                    N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000. Form of Amendment No. 3 to
                    Investment Subadvisory Agreement effective May 1, 2002.

               b. Letter amendment between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP effective September 21, 2000.

                    Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

               c. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP effective May 1, 2002. Incorporated herein by reference to post-effective amendment number 29 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 25, 2002.

               d. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP (Mid Cap Growth Fund) effective March 1, 2007. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

               e. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP (Mid Cap Value Fund) effective March 1, 2007. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          5. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Lazard Asset Management effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

          6. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Massachusetts Financial Services effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

               (i) Termination Letter effective February 28, 2004 incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 28, 2005.

          7. Letter terminating Investment Sub-Advisory Agreement as it relates to the Emerging Growth Fund dated April 2, 2002. Incorporated herein by reference to post-effective amendment number 29 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 25, 2002.

          8. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Oppenheimer Funds, Inc. effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

               (i) Termination Letter effective May 1, 2007 incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

          9. Servicing Agreement between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and CUNA Mutual Insurance Society effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          10. Letter terminating Servicing Agreement between MEMBERS Capital Advisors, Inc. and CUNA Mutual Insurance Society effective June 1, 1999. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          11. Servicing Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          12. Termination Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. effective December 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          13. Investment Sub-Advisory Agreement with Shenkman Capital Management effective March 1, 2005, incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 28, 2005.

          14. Investment Sub-Advisory Agreement with Mondrian Investment Partners Limited effective May 1, 2007, incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

          15. Investment Sub-Advisory Agreement with Paradigm Asset Management Co., LLC effective May 1, 2007, incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

          16. Investment Sub-Advisory Agreement with Wellington Management Company, LLP (Small Cap Value Fund) effective May 1, 2007, incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

     (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (f)  N/A

     (g)  1.   Mutual Fund Custody Agreement between Ultra Series Fund and State
               Street Bank and Trust Company effective April 30, 1997.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment to Mutual Fund Custody Agreement effective December 2, 1999. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

          4. Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          5. Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          6. Form of Amendment No. 5 to Mutual Fund Custody Agreement effective May 1, 2002, incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 28, 2004.

     (h)  1.   Participation Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company Pension Plan for Home Office Employees.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          8. Investment Accounting Agreement effective October 28, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

               (i) Amendment to Investment Accounting Agreement with State Street Bank and Trust Company effective November 5, 2004, incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 28, 2005.

     (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

     (j)  Consent of Deloitte and Touche LLP.

     (k)  Not Applicable.

     (l)  1.   Subscription Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company effective October 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          2. Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

     (m)  1.   Plan of Distribution dated May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Supplement No. 1 to Distribution Plan effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Supplement No. 2 to Distribution Plan effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

          4. Supplement No. 3 to Distribution Plan effective May 1, 2006. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          5. Supplement No. 4 to Distribution Plan effective May 1, 2007. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

     (n) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (o)  Reserved.

     (p)  1.   Ultra Series Fund's Code of Ethics effective June 1, 2000.
               Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on April 20, 2000.

               (i.) Amended and Restated MEMBERS Capital Advisors, Inc., MEMBERS Mutual Funds and Ultra Series Fund's Code of Ethics dated August 30, 2006. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

          2. MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) (Investment Adviser) Code of Ethics effective April 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

               (i.) Amended and Restated MEMBERS Mutual Funds Code of Ethics dated January 1, 2005 incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 28, 2005.

          3. CUNA Brokerage Services, Inc.'s (Principal Underwriter) Code of Ethics effective September 1, 1997. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

               (i.) Amended and Restated CUNA Brokerage Services, Inc.'s Code of Ethics effective March, 2006. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-87775) filed on April 27, 2007.

          4. Lazard Asset Management LLC's Code of Ethics effective February, 2006. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          5. Wellington Management Company's Code of Ethics effective January 1, 2007. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          6. Shenkman Capital Management, Inc.'s Code of Ethics effective July 1, 2006. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          7. Mondrian Investment Partners' Code of Ethics effective January, 2007. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

          8. Paradigm Asset Management Company LLC's Code of Ethics effective June 1, 2006. Incorporated herein by reference to post-effective amendment number 37 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 27, 2007.

Other Exhibits

     Powers of Attorney

Item 24. Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                                   Appendix D

         Persons Controlling, Controlled by or Under Common Control with The Investment Adviser, Principal Underwriter, Sponsoring Insurance Company

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 21, 2006

            Note: Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     Business: Holding Company
     October 15, 1972
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               Business: Corporate Property/Casualty Insurance
               May 23, 1960
               State of domicile: Wisconsin

                    (1)  CUMIS Specialty Insurance Company, Inc.
                         Business: Specialty insurance and reinsurance September 1, 2006
                         State of domicile: Iowa

          b.   CUNA Brokerage Services, Inc.
               Business: Brokerage
               July 19, 1985
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               Business: Managing General Agent
               August 14, 1991
               State of domicile: Texas

                    (1)  MEMBERS Financial Services, Inc.
                         Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.
                         Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               Business: Credit Disability/Life/Health
               February 27, 1976
               State of domicile: Wisconsin
               Formerly CUMIS Life & CUDIS

          e.   International Commons, Inc.
               Business: Special Events
               January 13, 1981
               State of domicile: Wisconsin

          f.   CUNA Mutual Mortgage Corporation
               Business: Mortgage Servicing
               November 20, 1978 Incorporated
               December 1, 1995 Wholly Owned
               State of domicile: Wisconsin

          g.   CUNA Mutual Insurance Agency, Inc.
               Business: Leasing/Brokerage
               March 1, 1974
               State of domicile: Wisconsin
               Formerly CMCI Corporation

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiary:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         Business: Property & Casualty Agency
                         June 24, 1993
                         State of domicile: Mississippi

          h.   Stewart Associates Incorporated
               Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
               March 6, 1998
               State of domicile: Wisconsin

          i.   CUNA Mutual Business Services, Inc.
               Business: Financial Services
               Incorporated April 22, 1974
               Wholly owned March 6, 2000
               State of domicile: Wisconsin

          j.   Lending Call Center Services, LLC
               Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
               Incorporated June 24, 2002
               Ownership 92% by CUNA Mutual Investment Corporation Ownership 8% by various state credit union leagues

          k.   Lenders Protection, LLC
               Business: Limited Liability Company
               Owned 50% CUNA Mutual Insurance Society and 50% Open Lending,
               Inc.
               State of domicile: Delaware

          l.   Union Charter Holding, LLC
               Business: Holds 100% of Union Financial Services, LLC
               Acquired January 7, 2005    Formed November 9, 2004
               Domiciled in Delaware

                    (1)  Union Financial Services, LLC
                         Industrial Loan Company
                         Domiciled in Utah

2.   C.U.I.B.S. Pty. Ltd.
     Business: Brokerage
     February 18, 1981
     Country of domicile: Australia

3.   CUNA Caribbean Insurance Society Limited
     Business: Life and Health
     July 4, 1985
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Business: Consultants, Advisors and Managers for Insurance & Pension Plans
               Incorporated November 26, 1991
               Country of domicile: Trinidad and Tobago

4.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Business: Holding Company
     September 17, 1999
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Business: Life Insurance
               October 15, 1999
               Country of domicile: Australia

5.   CUNA Mutual Group, Limited
     Business: Brokerage
     May 27, 1998
     Country of domicile: U.K.

6.   CUNA Mutual Group Services (Ireland) Limited
     Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
     June 6, 2003
     Country of domicile: Ireland

7.   CUNA Mutual Life Assurance (Europe), Limited
     Business: All kinds of life assurance business
     Incorporated July 23, 2004 Authorized August 1, 2005
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     50% ownership by Oregon Credit Union League
     December 27, 1989

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     December 31, 1991

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Business: Creditor Group, Individual Life and Disability
               Insurance
               January 1, 1977
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Business: Property & Casualty Insurance
               July 1, 1980
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program
               August 1, 1993
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
               January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Business: Property & Casualty Insurance
               February 1, 1985
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited
               Business: Acquisitions and Insurance Agency Management Services June 1, 2000
               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited
               Business: Insurance Agency Management
               June 21, 2000
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   Credential Financial, Inc.
               Business: Holding Company with ownership in a number of insurance and securities distribution companies
               Acquired January 2004
               Country of domicile: Canada

3.   MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     January 1, 1992

4.   MEMBERS Trust Company (MTC)
     Business: MTC will offer an array of estate financial planning services to members through their credit unions.
     Incorporated 2003
     MTC will operate independently from Suncoast Federal Credit Union and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.

5.   CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
     Company)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     April 14, 1994

6.   CMG Mortgage Assurance Company
     Business: Private Mortgage Insurance
     Formerly Investors Equity Insurance Company, Inc.
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     Incorporated in California on March 3, 1969
     Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

7.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Insurance Company
     July 26, 1999

8.   Credit Union Service Corporation
     Atlanta, Georgia
     Owned by Credit Union National Association, Inc. and 18 state league organizations
     March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

9. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Business: Brokerage
               Incorporated as NCUIS Brokers February 6, 1986
               Renamed on September 3, 2002
               Country of Domicile: Australia

          b.   CUNA Mutual Technology Services Australia Pty Limited
               Business: Technology Services
               Incorporated as Direct Insurance Network International on August 31, 2000
               Renamed on September 3, 2002
               Country of Domicile: Australia

     The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1)  CUNA Mutual Insurance Brokers Pty Limited
                         Business: Brokerage
                         Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                         Country of Domicile: Australia

10.  CUNA Strategic Services, Inc.
     CUNA Mutual Insurance Society owns 200.71 shares
     December 31, 1999

11.  China Credit Co-operative Services, Limited
     Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003
     Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC
     Country of domicile: China

     The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

          a.   CCC Services, Limited
               Incorporated December 3, 2003
               Country of domicile: China

          b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.)
               Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
               Incorporated July 1, 2004
               Country of domicile: China

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     Credit Unions in Washington - Limited Partners
     June 14, 1993

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Credit Unions & CUSOs
     September 24, 1999

     a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     33.3% ownership by American Association of Credit Union Leagues January 5, 2000

4.   HRValue Group LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Leagues & League Service Organizations
     December 1, 2000

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     July 5, 1967

2.   CUNA Mutual Life Insurance Company
     July 1, 1990

3.   CUNA Mutual Insurance Society Political Action Committee
     Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
     Created: June 24, 2004

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 21, 2006

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS Capital Advisors, Inc.
     An Iowa Business Act Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     July 16, 1982

     MEMBERS Capital Advisors, Inc. is the investment adviser of:
     Ultra Series Fund
     MEMBERS Mutual Funds
     CU System Funds

2.   CMIA Wisconsin, Inc.
     A Wisconsin Business Act Corporation
     100% ownership by CUNA Mutual Life Insurance Company
     May 29, 1998

3.   League Insurance Agency, Inc.
     (Wholly owned by CMIA Wisconsin, Inc.)
     Business: Insurance Agency
     Incorporated on August 16, 1973
     Acquired on August 31, 2000
     State of domicile: Connecticut
     League Insurance Agency is the 100% owner of the following subsidiary:

          a.   Member Protection Insurance Plans
               Business: Insurance Agency
               Incorporated on August 21, 1991
               Acquired on August 31, 2000
               State of domicile: Connecticut

Item 25. Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description. The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS              POSITION HELD
------------              -------------
David P. Marks            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    President and Director
Madison, WI 53705         2005 - Present

                          CUNA Mutual Insurance Society
                          EVP, Chief Officer - Investment
                          2005 - Present

                          CUNA Mutual Life Insurance Company
                          EVP, Chief Officer - Investment
                          2005 - Present

John W. Petchler          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Vice President
Madison, WI 53705         2005 - Present

James H. Metz             MEMBERS Capital Advisors, inc.
5910 Mineral Point Rd.    Vice President
Madison, WI  53705        2007 - Present

Mary E. Hoffmann          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Secretary and Treasurer; 2000 - Present
Madison, WI 53705
                          Vice President - Finance & Operations
                          2006 - present

                          Assistant Vice President - Finance & Operations
                          2001 - 2006

Molly Nelson              MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road   Vice President - Chief Compliance Officer
Madison, WI  53705        2005 - Present

Tracy K. Lien             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Assistant Secretary
Madison, WI 53705         1999 - Present

Item 27. Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b. Officers and Directors of CUNA Brokerage.

Name and Principal        Positions and Offices      Positions and Offices
Business Address          With the Underwriter       With Registrant
------------------        ---------------------      ---------------------
Mark E. Backes**          Director, Vice Chairman    Vice President
                          & President/CEO

John A. Chosy*            Assistant Secretary        Lead Attorney

Steve H. Dowden*          Director & Chairman        Sr. Vice President

Mark Everson              Director                   None

Katherine I. Grete**      Assistant Treasurer        Senior Financial Analyst

Timothy Halevan**         Chief Compliance Officer   Chief Compliance Officer

David J. Hughes**         Secretary & Treasurer      Financial Product Director

Sheila M. Kittleson**     Assistant Treasurer        Expense Analyst

Kevin T. Lenz*            Director                   Senior Vice President

Tracy K. Lien*            Assistant Secretary        Senior Law Specialist

James H. Metz*            Director                   Sr. Vice President - Asset Management

Steve R. Suleski*         Vice President             Vice President, Associate General
                                                     Counsel

Mark T. Warshauer*        Director                   Senior Vice President

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.   CUNA Mutual Life Insurance Company
     2000 Heritage Way
     Waverly, Iowa 50677

b.   MEMBERS Capital Advisors, Inc.
     5910 Mineral Point Road
     Madison, Wisconsin 53705

c    CUNA Mutual Insurance Society
     5910 Mineral Point Road
     Madison, Wisconsin 53705

d.   State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 17th day of July, 2007.

                                        ULTRA SERIES FUND


                                        By: /s/ David P. Marks
                                            ------------------------------------
                                            David P. Marks
                                            President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                        DATE
-------------------                     ----------


/s/ Rolf F. Bjelland*                   11/30/2006
-------------------------------------
Rolf F. Bjelland, Trustee


/s/ Holly S. Baggot                     07/17/2007
-------------------------------------
Holly S. Baggot,
Secretary & Assistant Treasurer


/s/ Linda S. Foltz*                     11/30/2006
-------------------------------------
Linda S. Foltz, Trustee


/s/ David P. Marks*                     11/30/2006
-------------------------------------
David P. Marks, President and Trustee


/s/ Lawrence R. Halverson*              11/30/2006
-------------------------------------
Lawrence R. Halverson,
Vice President and Trustee


/s/ Mary E. Hoffmann                    07/17/2007
-------------------------------------
Mary E. Hoffmann, Treasurer


/s/ Dan Owens                           07/17/2007
-------------------------------------
Dan P. Owens, Assistant Treasurer


/s/ Steve Suleski                       07/17/2007
-------------------------------------
Steve Suleski, Attorney-In-Fact


/s/ Steven P. Riege*                    11/30/2006
-------------------------------------
Steven P. Riege, Trustee


/s/ Richard E. Struthers*               11/30/2006
-------------------------------------
Richard E. Struthers, Trustee

*    Pursuant to Powers of Attorney.